As filed with the Securities and Exchange Commission on June 27, 2013

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road	75201-1407
Dallas, TX	(Zip Code)

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Cherika N. Latham, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Copies to: Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on April 30, 2010 pursuant to paragraph (a)1
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

July 1, 2013

	GS4
Flexible Income Fund	GFLZX
Real Assets Fund	GRAZX
Global Natural Resources Equity Fund	GNRZX

This Prospectus contains important information about the Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

GuideStone® Funds

Well done, good and faithful servant! (Matt. 25:21 NKJV)

A look at the objectives, fees and expenses, strategies and performance and main risks of each Fund.	Fund Summaries

	Select Funds
	Flexible Income Fund	3
	Real Assets Fund	6
	Global Natural Resources Equity Fund	10

	Summary of Other Important Fund Information	14

	Additional Information Regarding the Funds	15

	Additional Investment & Risk Information	17

Details about the Funds’ management and service providers.	Management of the Funds	19
	Adviser	19
	Sub-Advisers	20
	Service Providers	21

Policies and instructions for opening, maintaining and closing an account.	Shareholder Information	22
	Eligible Investors	22
	Customer Identification	22
	Minimum Investments	23
	Minimum Account Size	23

	Transactions with the Funds	24
	More Shareholder Information	28
	Shareholder Servicing Arrangements	32

	Financial Highlights	32

	Glossary	33

	For More Information	Back cover

Do you have questions about terms we use in this Prospectus?

For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.

2

GuideStone Funds Flexible Income Fund	GS4 GFLZX

Investment Objective

The Flexible Income Fund seeks a high level of current income.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
GS4 Class
Management fee	0.75%
Other expenses(1)	0.69%
Total annual operating expenses	1.44%
Fee waiver & expense reimbursement(2)	(0.24)%
Total annual operating expenses (after fee waiver & expense reimbursement)	1.20%

(1)	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

(2)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.20% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The “Fee waiver and expense reimbursement” may also include the waiver of a shareholder service fee attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$122
3 Years	$432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

3

Principal Investment Strategies

•

The Fund invests mainly in a diversified portfolio of below investment grade fixed-income securities with varying maturities across a broad number of issuers, borrowers and/or industries. Fixed-income securities can include floating rate loans, government notes and bonds, mortgage- and asset-backed securities, convertible debt securities, fixed and floating rate corporate debt securities and below investment grade debt securities.

•	The Fund invests primarily in:

•	Senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions.

•	High yield (below investment grade) and investment grade corporate securities located in the United States.

•

The average credit quality for the Fund’s portfolio will be greater than or equal to the “B” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund will invest its assets in high yield securities (“junk bonds”) and other instruments rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch) but may invest up to 10% of its net assets in investment grade securities, including obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations.

•

The Fund does not focus on below investment grade fixed-income securities or other instruments with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.

•

The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. The prices of fixed-income securities typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Lower-rated securities are generally more volatile. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be negatively affected by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

•

Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions (“Senior Loans”) and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

•

The Fund is subject to collateral risk. Senior Loans are generally secured by collateral and subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements, there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral securing a Senior Loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. Unsecured loans are not secured by specific collateral and as a result are subject to greater risk that the value of the assets of the borrower may be insufficient to cover repayment and interest.

4

•

The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity. Senior Loans are often unrated and unassigned, may not have an active trading market and are generally subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Senior Loans may also be difficult to value.

•

The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and trading on U.S. exchanges. These securities are subject to many of the risks inherit in investing in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of the security. In additions, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Management

Investment Adviser

GuideStone Capital Management

Sub-Advisers and Portfolio Managers

Shenkman Capital Management, Inc.
Mark R. Shenkman President and Chief Investment Officer	Since July 2013
Frank X. Whitley Vice Chairman and Portfolio Manager	Since July 2013
Jonathan Savas Senior Vice President and Portfolio Manager	Since July 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 14.

5

GuideStone Funds Real Assets Fund	GS4 GRAZX

Investment Objective

The Real Assets Fund seeks long-term capital appreciation and income consistent with protection from inflation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Real Assets Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
GS4 Class
Management fee	0.10%
Other expenses(1)	2.81%
Acquired Fund fees and expenses(1)	0.96%
Total annual operating expenses	3.87%
Fee waiver & expense reimbursement(2)	(2.79)%
Total annual operating expenses (after fee waiver & expense reimbursement)	1.08%

(1)	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

(2)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.12% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The “Fee waiver and expense reimbursement” may also include the waiver of a shareholder service fee attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$110
3 Years	$924

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

6

Principal Investment Strategies

•

To pursue its investment objective, the Fund allocates assets among certain GuideStone Funds Select Funds (“Select Funds”) and other investments (“underlying funds”), which include other open-end management investment companies that invest in various asset classes in order to pursue an overall real return investment strategy under the ultimate supervision of the Adviser. In the Fund’s pursuit of “real return” the Fund will invest in “real asset classes” which are defined broadly by the Fund to include any financial or physical assets that historically provide a rate of return at or above the rate of inflation over the long term. The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the underlying funds.

Underlying Funds	Target	Range
GuideStone Funds Inflation Protected Bond Fund	33.0%	20-50%
GuideStone Funds Global Natural Resources Equity Fund*	17.5%	10-30%
Credit Suisse Commodity Return Strategy Fund **	17.5%	10-25%
GuideStone Funds Flexible Income Fund*	17.0%	10-30%
GuideStone Funds Real Estate Securities Fund	15.0%	5-25%

        *Shares of these funds are not available for individual investment.

      **This fund is not a series of the Trust and is advised by an unaffiliated adviser.

•

Target allocations represent the Fund’s current target for investments among the underlying funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval. The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the underlying funds. There is no guarantee that the underlying funds or their investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns an underlying fund that invests in high yield securities (“junk bonds”), the Fund is subject to risks that the junk bonds may default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Because the Fund owns an underlying fund that invests in inflation-indexed bonds, the Fund is subject to risks related to the periodic adjustment of interest and/or principal payments on these securities due to changes in inflation, and the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the underlying fund may have no income to distribute. Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in an underlying fund that invests in inflation-indexed bonds.

•

Floating rate loans generally are subject to restrictions on transfer, and an underlying fund in which the Fund invests may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. An underlying fund may find it difficult to establish a fair value for floating rate loans held by it. There is a risk that the value of the collateral securing a loan may decline after the underlying fund invests and that the collateral may not be sufficient to cover the amount owed to it. In the event the borrower defaults, the underlying fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to it. If the underlying fund acquires a participation interest in a loan, it may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

•

Because the Fund owns underlying funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

7

•

To the extent the underlying funds invest more heavily in particular sectors, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, the underlying funds in which the Fund invests may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors. To the extent the underlying funds emphasize the real estate sector, energy sector, materials sector or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors, and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

•

Because the Fund owns an underlying fund that invests in natural resources industries, the Fund is subject to an increased risk of loss. Natural resources may be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns an underlying fund that invests in commodities, it is subject to commodities risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the underlying fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

•

Because the Fund owns an underlying fund that buys investments in real estate investment trusts (REITs) and other investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

•

Investment by an underlying fund in medium-sized stocks involves greater risk than investing in larger company stocks. The risks associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

Investment by an underlying fund in small-cap companies may involve greater risk and may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.

•

Because the Fund owns underlying funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by an underlying investment in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by an underlying fund in which the Fund invests.

•

To the extent that the Fund owns an underlying fund that invests in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

•

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the underlying funds directly, to the extent permitted.

8

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management
Rodric E. Cummins, CFA Senior Vice President and Chief Investment Officer	Since July 2013
Matt L. Peden, CFA Vice President and Investment Officer	Since July 2013
Ronald C. Dugan, CFA, CPA Vice President and Investment Officer	Since July 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 14.

9

GuideStone Funds Global Natural Resources Equity Fund	GS4 GNRZX

Investment Objective

The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
GS4 Class
Management fee	1.05%
Other expenses(1)	0.35%
Total annual operating expenses	1.40%

(1)	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$143
3 Years	$443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

10

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any,) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries and natural resources related sectors or that supply goods, technology and services to such companies. The Fund may invest in securities of issuers from a number of different countries, including the United States. The Fund’s portfolio is diversified among a number of companies across different industries and capitalization ranges.

•

Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, “natural resources” generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/ drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

•

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.

•

The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.

•	Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

•

The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining or processing of or dealing in precious metals.

•	The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).

•

Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.

•

Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.

•

Concentrating investments in the natural resources sector increases the risk of loss because the securities of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if the sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector may change collectively regardless of the merits of individual companies.

•

The Fund may be susceptible to financial, economic, political and/or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold may dramatically affect the profitability of companies in the gold industry.

11

•

The Fund’s investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.

•

Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•

Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

An investment in a small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.

•

The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

•	To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.

•

Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Management

Investment Adviser

GuideStone Capital Management

Sub-Advisers and Portfolio Managers

RS Investment Management Co. LLC
MacKenzie B. Davis, CFA Investment Analyst	Since July 2013
Kenneth L. Settles, Jr., CFA Investment Analyst	Since July 2013
Van Eck Associates Corporation
Joseph Foster Portfolio Manager	Since July 2013

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Charl P. de M. Malan Senior Analyst	Since July 2013
Imaru Casanova Senior Analyst	Since July 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 14.

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Summary of Other Important Fund Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day the New York Stock Exchange is open at the Fund’s net asset value as determined after your request has been received in good order. You may conduct transactions by mail (GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 or, for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722) or by telephone at 1-888-98-GUIDE (1-888-984-8433). Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The following minimums apply to initial and subsequent purchases, other than through an employee benefit or program of organizations and persons that GuideStone Financial Resources is authorized to serve (a “Plan”). The Funds reserve the right to waive or change investment minimums at any time without notice:

Minimum Initial Investment:

•	Individual Investors (GS4 Class): $1,000 per Fund

Minimum Subsequent Purchases (GS4 Class only):

• Automatic Investment Plans	$100
• Exchanges from another Fund	$250
• IRAs	$100
• Personal Investment Accounts and Uniform Gifts/Transfers to Minors Accounts	$100

If you purchase or redeem shares through a Plan, please contact your employer, plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433). If you purchase or redeem Fund shares through a financial intermediary, please contact the financial intermediary directly.

Tax Information

A Fund’s distributions are taxable as ordinary income or capital gains, except when your investment in a Fund is made through a 403(b), 401(k), IRA or other tax-deferred arrangements, from which withdrawals may be taxed when withdrawn from a tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information Regarding the Funds

What is a mutual fund?
A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.

GuideStone Funds (the “Trust”) is a family of mutual funds that offers a selection of funds to investors, including Date Target Funds, Asset Allocation Funds and Select Funds, which are listed below and described in a separate prospectus. Each Fund of the Trust has its own investment objective, strategies and risks. This Prospectus describes the Real Assets Fund, the Global Natural Resources Equity Fund and the Flexible Income Fund (each a “Fund” and collectively the “Funds”), each a series of the Select Funds. At the front of this Prospectus, there is a Fund Summary for each Fund, and other detailed information about the Funds is disclosed in the following pages. Please read each Fund Summary carefully before you invest. It is important that investors closely review and understand the risks of investing in the Funds.

The Trust’s Funds are divided into three groups:

Date Target Funds — Each Date Target Fund invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Date Target Fund invests in the GS4 Class of the Select Funds.

•	MyDestination 2005 Fund
•	MyDestination 2015 Fund
•	MyDestination 2025 Fund
•	MyDestination 2035 Fund
•	MyDestination 2045 Fund
•	MyDestination 2055 Fund

Asset Allocation Funds — Each Asset Allocation Fund invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund invest in the GS4 Class of the Select Funds. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I invest in the GS2 Class of the Select Funds. In addition, Conservative Allocation Fund I invests in the GS4 Class of the Inflation Protected Bond Fund and the Global Bond Fund, and the Growth Allocation Fund I invests in the GS4 Class of the Global Bond Fund.

•	Conservative Allocation Fund
•	Balanced Allocation Fund
•	Growth Allocation Fund
•	Aggressive Allocation Fund
•	Conservative Allocation Fund I
•	Balanced Allocation Fund I
•	Growth Allocation Fund I
•	Aggressive Allocation Fund I

Select Funds — Each Select Fund invests directly in different types of fixed-income obligations, stocks or other investments to meet its investment objective. The Flexible Income Fund and the Global Natural Resources Equity Fund are not available for individual investment.

•    Money Market Fund
•    Low-Duration Bond Fund
•    Medium-Duration Bond Fund
•    Extended-Duration Bond Fund
•    Inflation Protected Bond Fund
•    Global Bond Fund
•    Flexible Income Fund
• Defensive Market Strategies Fund	• Real Assets Fund • Equity Index Fund • Real Estate Securities Fund • Value Equity Fund • Growth Equity Fund • Small Cap Equity Fund • International Equity Fund • Global Natural Resources Equity Fund

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Who is the Adviser?

GuideStone Capital Management (the “Adviser”) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). Rather than making the day-to-day investment decisions for the Select Funds, the Adviser retains the services of other investment management firms to do so. In addition, the Adviser allocates the Date Target Funds’ and Asset Allocation Funds’ investments among the Select Funds.

Each Select Fund uses various investment management firms (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage its assets. The Adviser reviews the Sub-Advisers’ performance, allocates the assets of each Select Fund among them and makes recommendations to the Trust’s Board of Trustees (“Board of Trustees”) regarding changes to the Sub-Advisers selected. The Select Funds may change Sub-Advisers without shareholder approval.

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the FDIC or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

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Additional Investment & Risk Information

The following is a list of other investment strategies employed by the Funds and certain additional risks that may apply to your investments in the Funds. These are in addition to the principal investment strategies and risks listed in each Fund Summary. Further information about investment strategies and risks is available in the Trust’s Statement of Additional Information (“SAI”).

Temporary defensive positions: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Trust’s Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Fund may not meet its investment objective.

Securities lending: The Global Natural Resources Equity and the Flexible Income Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks. If the borrower of the security fails financially, there could be delays in recovering the loaned securities.

Mortgage-backed and asset-backed obligations: The Flexible Income Fund may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Flexible Income Fund’s use of these securities has risks in addition to the risks of conventional underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security, rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid. Conversely, when interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Lower-rated debt securities: Lower-rated debt securities (commonly known as “junk bonds”) typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Lower-rated debt securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A lower-rated debt security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.

Floating rate loans: The Flexible Income Fund may invest a significant portion of its assets in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions (“Senior Loans”) to corporate customers. Senior Loans hold a senior position in the capital structure of the borrower and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.

Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Sub-Adviser will consider, and may rely in part, on analyses performed by others.

What are derivatives?

Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: The Funds may invest its assets in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed-income markets on cash balances. The Funds’ use of derivatives may reduce their return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. A small investment in derivatives could have a potentially significant impact on a Fund’s performance. Derivatives are also subject to counterparty risk, which is the risk that the counterparty to the derivative instruments may fail to make required payments or otherwise comply with the derivative instruments’ terms. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. There is the risk that changes in the value of a derivative may not correlate well with an underlying asset, rate or index. Derivatives may also involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

Some derivatives the Funds use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage could increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contracts or other economic variable. A Fund is required to segregate permissible liquid assets to cover its obligations relating to its purchase of certain derivative instruments.

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Inflation-linked debt securities: Inflation-linked debt securities are debt securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-linked debt securities will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Real estate investment trust (“REIT”): A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code. REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Short sales: The Real Assets Fund and Global Natural Resources Equity Fund may sell short exchange-listed equity futures contracts to reduce market exposure. The Flexible Income Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. Short sales involve costs and risks. The Funds must pay the lender interest on securities they borrow, and the Funds will lose money if the price of the security increases between the time of the short sale and the date when the Funds replace the borrowed securities.

Fund of funds: In managing the Real Assets Fund, the Adviser will have the authority to select and substitute Select Funds and other investments, which may include other open-end management investment companies, in which to invest. The Adviser’s selection of the Select Funds and other investments may have a positive or negative effect on its revenues and/or profits. In addition to the fees directly associated with the Real Assets Fund, this Fund will indirectly bear the fees of the Select Funds, which include investment advisory fees paid to the Adviser, and other investments.

An investor may invest directly in the Select Funds. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Select Funds instead of in the Real Assets Fund. However, an investor who chooses to invest directly in the Select Funds would not receive the asset allocation and rebalancing services provided by the Adviser.

Portfolio turnover: Portfolio turnover measures how frequently securities held by a mutual fund are bought and sold. Portfolio turnover rates for the Funds may be somewhat higher than the rates of other similar mutual funds that have a single manager. Each of the Fund’s Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers based on the Sub-Adviser’s adherence to its stated investment strategies, as directed by the Adviser, and compliance with the Fund’s investment objective, policies and limitations. When a Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the portfolio account. In addition, portfolio turnover may be attributable to a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Higher portfolio turnover rates (100% or more) may result in higher levels of realized gains or losses and/or may increase expenses. Tax effects and trading costs associated with portfolio turnover may result in lower investment returns. Additional information on a Fund’s portfolio turnover can be found in the section entitled “Financial Highlights.”

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Management of the Funds

Adviser

What is a manager of managers?

The Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

GuideStone Capital Management, an affiliate of GuideStone Financial Resources, is located at 2401 Cedar Springs Road, Dallas, TX 75201-1498 and serves as the Adviser to the Funds, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Trustees. Rodric E. Cummins, CFA, Matt L. Peden, CFA, and Ronald C. Dugan, Jr., CFA, CPA serve as portfolio managers for the Real Assets Fund. Mr. Cummins, Senior Vice President and Chief Investment Officer, and Mr. Peden, Vice President and Investment Officer, have worked at the Adviser for more than five years. Mr. Dugan joined the Adviser in 2010 as Vice President and Investment Officer. Previously, Mr. Dugan was Managing Director, Equities at Russell Investments. Information about the portfolio managers’ compensation, other accounts managed and the portfolio managers’ ownership in the Funds can be found in the SAI.

The Adviser allocates the Real Asset Fund’s investments among some of the Select Funds and other investments. With respect to most of the Select Funds, the Adviser is a “manager of managers,” continually monitoring the performance and operations of the Sub-Advisers and the allocation of the assets of the Funds among them. The Adviser oversees each Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Fund’s investment objectives, policies and limitations. The Adviser recommends to the Board of Trustees the hiring of new Sub-Advisers. Any new Sub-Advisers must be approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow the approval of new Sub-Advisers and Sub-Advisory Agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers and unaffiliated underlying funds. Changes in a Fund’s sub-advisory arrangement(s) may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance. A discussion regarding the basis for the approval of the Advisory and Sub-Advisory Agreements by the Board of Trustees will be available in the Annual Report dated December 31, 2013.

GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. The Funds pay monthly aggregate management fees to the Adviser and its respective Sub-Advisers at the following annual percentage rate of its average daily net assets:

Fund	Management Fee
Flexible Income Fund	0.75%
Real Assets Fund	0.10%
Global Natural Resources Equity Fund	1.05%

The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses as disclosed in the Fees and Expenses table for each Fund or as reflected in the table below:

Fund	Contractual Expense Limitation
GS4 Class
Global Natural Resources Equity Fund	1.50%

This contractual waiver and reimbursement applies to direct Fund operating expenses only and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities. Should it be needed, the contractual waiver and expense reimbursement will remain in place until April 30, 2015 for each Fund. Pursuant to this arrangement, the Adviser may be reimbursed for expenses previously waived or reimbursed within three years of such waiver or reimbursement. The amount of the reimbursement may not exceed the expense limitation in place during the year in which the waiver or reimbursement was originally incurred.

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the Funds’ shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval.

The Adviser intends to file a claim for exemption filed with the National Futures Association on behalf of each Fund to ensure that each Fund will not be deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act (“CEA”) and will not be subject to registration or regulation as such under the CEA.

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Sub-Advisers

What is a Sub-Adviser?

Each Sub-Adviser makes the day-to-day investment decisions for the Funds’ assets that it manages, subject to the supervision of the Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of the Funds’ Sub-Advisers and their staff who are jointly and primarily responsible for the day-to-day management of the Funds’ assets. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.

Flexible Income Fund:

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in July 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of March 31, 2013, the firm had assets under management of approximately $23.7 billion. The primary day-to-day management of the Flexible Income Fund is conducted by Mark R. Shenkman, President and Chief Investment Officer, Frank X. Whitley, Vice Chairman and Portfolio Manager, and Jonathan Savas, Senior Vice President and Portfolio Manager. Mr. Shenkman founded the firm in 1985, and Messrs. Whitley and Savas have served as portfolio managers for more than five years.

Global Natural Resources Equity Fund:

RS Investment Management Co. LLC (“RS Investments”), 388 Market Street, Suite 1700, San Francisco, California 94111: RS Investments is a Delaware limited liability company that provides investment advisory services predominately to institutional investors, pooled investment vehicles and high net worth individuals. RS Investments, through predecessor firms, was founded in 1986, and Guardian Investor Services LLC owns a majority of the firm. As of March 31, 2013, the firm had assets under management of approximately $25.9 billion. The portion of the Global Natural Resources Equity Fund assigned to RS Investments is team managed. MacKenzie B. Davis, CFA and Kenneth L. Settles, Jr., CFA are jointly responsible for the day-to-day management of the portfolio account. Messrs. Davis, Pilara and Settles each hold the title of Investment Analyst and have been members of the team for more than five years.

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, 19th Floor, New York, NY 10017: Van Eck is an independently owned, registered investment adviser founded in 1955. The firm acts as an investment adviser or sub-adviser to mutual funds, exchange-traded funds, pension plans and other investment accounts. As of March 31, 2013, the firm had assets under management of approximately $35.0 billion. Joseph Foster, Portfolio Manager, Charl P. de Malan, Senior Analyst, and Imaru Casanova, Senior Analyst, are responsible for the day-to-day management of an assigned portion of the Global Natural Resources Equity Fund, with Mr. Foster having ultimate responsibility for the portfolio account. Messrs. Foster and Malan have been with the firm for more than 10 years. Prior to joining Van Eck in 2011, Ms. Casanova served as Managing Director at McNicoll Lewis & Vlak for a year, and before that, she held the position of Equity Research Analyst at Barnard Jacobs Mellet USA for three years.

All Funds — Cash Overlay Program:

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of each Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Parametric may also from time to time invest in long and/or short positions in derivative instruments, such as futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Parametric was founded in 1972 and, as of December 31, 2012, had assets under management of $91.7 billion.

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Service Providers

The following chart provides information on the Funds’ primary service providers.

Shareholders

Distribution and Shareholder Services

Facilitates the distribution of the Funds' shares.

Handles customer service for all classes, including phone customer service. Handles record keeping, distribution of income and production of statements for certain Plan accounts.

Asset Management

Supervises the overall management of the Funds' investment activities.

Processes and records purchases and sales of Fund shares for all classes. Handles shareholder services for certain non-Plan accounts, including record keeping, distribution of income and gains and production of statements.

Sub-Advisers
See list in previous section.

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675-0001

Serves as custodian of the assets of the Funds. The custodian settles all portfolio trades.

Administrator and Fund Accounting Agent
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809-3706

Provides facilities, equipment and personnel to carry out administrative services related to the Funds and calculates the Funds' NAVs, dividends and other distributions.

Board of Trustees
Supervises the Funds' activities

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Shareholder Information

Eligible Investors

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds.

GS2 Class shares of the GuideStone Funds are sold only to (a) accounts administered by GuideStone Financial Resources for cooperating Southern Baptist foundations and other Southern Baptist organizations in states where no affiliated Southern Baptist foundation is situated; (b) accounts for the Prior Plans and the Standard Plans in accordance with their respective Eligibility Schedules; (c) other accounts for organizations GuideStone Financial Resources is authorized to serve; and (d) Outside Service Plans of organizations with total retirement plan assets invested in the Funds in excess of $50 million upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources. In addition, Plans and accounts eligible for the GS2 Class shares of the Funds shall also be eligible for the GS4 Class shares of the Inflation Protected Bond Fund, Global Bond Fund, Real Assets Fund and Real Estate Securities Fund.

Corporations, charitable and other institutional investors, which are not employee benefit plans and have total investable assets of $100,000 or more, may invest in the GS2 Class shares of GuideStone Funds and the GS4 Class shares of the Inflation Protected Bond Fund, Flexible Income Fund, Global Bond Fund, Real Assets Fund, Real Estate Securities Fund and Global Natural Resources Equity Fund.

GS4 Class shares of the Funds are sold only to accounts, including personal investment accounts and individual retirement accounts (“IRAs”), for (a) individuals who participate or are eligible to participate in the Plans and other individuals who are eligible to utilize products and services provided or made available by GuideStone Financial Resources; (b) spouses of such individuals; (c) Prior Plans and Standard Plans in accordance with their respective Eligibility Schedules shown below; (d) Outside Service Plans upon selection of this Class by a fiduciary for the plan other than GuideStone Financial Resources; and (e) custodial accounts for ministers and employees of tax-exempt organizations and public schools (“TSAs”) as described in section 403(b)(7) of the Code provided or made available by GuideStone Financial Resources.

“Plans” refers to employee benefit plans and programs of organizations and persons that GuideStone Financial Resources is authorized to serve. “Plans” do not include TSAs.

“Outside Service Plans” refers to Plans for which a service provider other than GuideStone Financial Resources provides plan recordkeeping services for participants.

“Prior Plans” refers to Plans other than Outside Service Plans that GuideStone Financial Resources was authorized to serve prior to June 1, 2004.

“Standard Plans” refers to Plans other than Prior Plans or Outside Service Plans.

Open an IRA, personal investment account: GS4 Class shares of the Funds are available to eligible investors for purchase through IRAs, Roth IRAs and personal investment accounts. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and of the Adviser, will serve as non-bank custodian of the IRAs. Eligible investors may also establish a GS4 Class account in the name of a trust established solely by one or more eligible investors and/or a GS4 Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call GuideStone Funds at 1-888-98-GUIDE (1-888-984-8433).

Participants in the Plans: If you participate in a Plan offered by your employer, contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433). The policies and procedures of your Plan, including minimum investments, may be different than those described herein. Your Plan may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in one of the Plans, you may be eligible to invest directly in the GS4 Class shares of the Funds.

Customer Identification

The Funds (or a shareholder service provider acting on the Funds’ behalf) seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

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Minimum Investments

GS4 Class Accounts: If an investment in GS4 Class shares of a Fund, other than through a Plan is made, the minimum initial investment must be $1,000 in each of the Fund Accounts holding GS4 Class shares. The $1,000 minimum applies separately to each Fund of the Trust that you own. In addition, the following minimums apply to subsequent purchases of GS4 Class shares of the same Fund:

Minimum Subsequent
Purchases
Automatic Investment Plans	$100
Exchanges from another Fund	$250
IRAs	$100
Personal Investment Accounts and Uniform Gifts/Transfers to Minors Accounts	$100

Minimum Account Size

Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market fluctuation. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice. Alternatively, if you have accounts in multiple Funds below $1,000, which combined equal or exceed $1,000, we may transfer those proceeds into a single account in the Trust’s Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after we mail you a written notice. If you invest through a Plan, your minimum account size may be lower, if any, and you should contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433).

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Transactions with the Funds

The following transaction procedures do not apply to Plan accounts. If you own shares of the Funds through one of the Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433) for proper instructions.

Method	Open an Account	Add to an Account
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886 Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Complete and sign the application. Mail it with your check made payable to GuideStone Funds. Your initial investment must meet the minimum amount.	Send in a check for the appropriate minimum amount (or more). Make your check payable to GuideStone Funds. Always provide your account name and number on the check or include the detachable slip from your confirmation statement.

By Telephone

1-888-98-GUIDE (1-888-984-8433)

Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (1-888-984-8433). When you call, we may request personal identification and record your call.

If you already have an account and have authorized telephone transactions, you may call to open an account in another Fund in the Trust. You may direct us to deduct an amount from your previously authorized checking or savings account or to exchange shares from your existing Fund account into another Fund in the Trust, or you may send us a wire. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund in the Trust must meet the minimum amount.

You may make investments by telephone ($100 per established Fund in the Trust) if you have previously authorized it. Once you call, we will deduct the dollar amount you designate from your previously authorized checking or savings account.

By Wire

The Bank of New York Mellon

ABA#: 011001234

DDA#: 0000734306

FBO: Shareholder Name, Fund Number and Account Number

Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.

Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Please call 1-888-98-GUIDE (1-888-984-8433) for the account number to include on the wire.

You must send a completed application by overnight delivery in advance of the wire to:

GuideStone Funds

(Designate the Fund)

c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive

Westborough, MA 01581-1722

Call 1-888-98-GUIDE (1-888-984-8433) to notify us of the wire. Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

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Method	Open an Account	Add to an Account

Online

www.GuideStoneFunds.org

Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.

If you do not have an existing account, you may open an account through our website or download an application from our website and forward your signed application to:

GuideStone Funds

P.O. Box 9834

Providence, RI 02940-9886

You may make additional investments online if you have previously authorized it. Once you place your order through our website, we will deduct the dollar amount you designate from your previously authorized checking or savings account.

Existing shareholders may open an account in another Fund through our website. You may instruct us to deduct an amount from your previously authorized checking account or to exchange shares from your existing Fund account into another Fund in the Trust. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund must meet the minimum amount.

Automatic Transaction Plans

For each type of automatic transaction plan, you must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (1-888-984-8433).

	Not applicable.	Automatic Investment Plan: You may authorize automatic monthly or quarterly investments in a constant dollar amount (a minimum of $100 per established Fund). We will withdraw the designated dollar amount from your checking account on the 5th or 20th day (whichever you designate) of the month beginning in the month you designate. We will invest it into the Fund that you have designated. If the 5th or the 20th of the month does not fall on a business day, we will withdraw the designated dollar amount on the following business day.

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The following transaction procedures do not apply to Plan accounts. If you own shares of the Funds through one of the Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433) for proper instructions.

Method	Redeem Shares	Exchange Shares
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886 Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

Send a letter of instruction that includes:

•       The Fund name, your account number, the name of each owner (exactly as they appear on the account) and the dollar amount you wish to redeem.

•       Include all genuine signatures (exactly as they appear on the account) and any documents that may be required (and a medallion signature guarantee, if required). See “Medallion Signature Guarantees.”

Send a letter of instruction that includes:

•       Your account number, the name of each owner (exactly as they appear on the account), the dollar amount you wish to exchange (a minimum of $250 per established Fund) and the new Fund into which the amount is being invested.

•       Include all genuine signatures (exactly as they appear on the account) and any documents that may be required.

By Telephone

1-888-98-GUIDE (1-888-984-8433) Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (1-888-984-8433). When you call, we may request personal identification and record your call.

You will receive your redemption payment in the form you previously authorized: check, deposit to your bank account or wire transfer (for wire transfers, a $10 fee may be charged).

If you have previously authorized telephone redemptions, you may redeem shares by calling us ($25,000 limit). (IRAs only: You must make all requests for redemptions in writing. Please call 1-888-98-GUIDE (1-888-984-8433) to request a form.)

If you have changed your address, there is a 10-day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

If you have previously authorized telephone exchanges, you may exchange shares for shares of another Fund in the Trust (a minimum of $250 per established Fund) over the telephone. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

By Wire Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.	You may redeem shares by contacting us by mail or by telephone and instructing us to wire your proceeds to your bank ($10,000 minimum). (Follow the instructions in this table for how to Redeem Shares: By Mail, By Telephone or Online.) Wire redemptions can be made only if you have previously authorized it on an authorization form (including attaching a voided check from the account where proceeds are to be wired), available upon request by calling 1-888-98-GUIDE (1-888-984-8433). A $10 fee may be charged for wire transfers.	Not applicable.

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Method	Redeem Shares	Exchange Shares

Online

www.GuideStoneFunds.org

Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.

You may redeem shares through our website. You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

If you have changed your address, there is a 10-day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

You may exchange shares for shares of another Fund in the Trust (a minimum of $250 per established Fund) through our website. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

Automatic Transaction Plans You must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (1-888-984-8433).

Systematic Withdrawal Plan:

You may specify a percent of your account or a dollar amount (a minimum of $250 per established Fund) to be withdrawn monthly, quarterly or annually on the 25th of the month beginning on the month you designate. If the 25th does not fall on a business day, we will process the withdrawal on the previous business day. We reserve the right to charge you for each withdrawal. At the time you authorize the withdrawal plan, you must have a minimum account balance of $5,000. You must have all dividends and other distributions reinvested. We will continue the withdrawals until your shares are gone or you cancel the plan. You may cancel or change your plan or redeem all your shares at any time.

You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

Not Applicable.

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More Shareholder Information

How Share Price is Calculated

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time), on each day that the NYSE is open. The NYSE is open for trading every weekday except for the following holidays: New Year’s Day, Martin Luther King Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When a holiday falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or subsequent Monday in observance of the holiday. The NAV for a Class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund’s investments, cash and other assets attributable to that Class, deducting the pro rata portion of the Fund’s liabilities attributable to that Class and the liabilities directly attributable to that Class, and then dividing that value by the total number of shares of the Class outstanding. Since NAV for each Fund is calculated separately by Class, and since each Class has its own expenses, the per share NAV of each Fund will vary by Class.

What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities Outstanding Shares

Because the Real Assets Fund invests in shares of various Select Funds and other investments, which may include other registered investment companies, the price of the Real Assets Fund’s shares is based upon the NAV of those shares of the underlying investments. In turn, the NAV per share of the Real Assets Fund is based upon the values of the obligations, stocks and other investments held by the underlying investments. Therefore, the price of the Real Assets Fund’s share will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.

The Flexible Income Fund and Global Natural Resources Equity Fund value their assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

The Global Natural Resources Equity Fund may include portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV for shares of the Global Natural Resources Equity Fund (as well as the Real Assets Fund which invest in this Fund and other Select Funds) may change on days when an investor will not be able to purchase or redeem shares.

Investments by the Select Funds in other open-end management investment companies are valued based upon the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Purchase of Shares

Fund shares are sold at NAV without a front-end sales load or a back-end sales load. Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, the purchase will be invested in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds’ management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

Redemption of Shares

You may redeem some or all of your shares on any business day that the NYSE is open. Shares will be redeemed at the NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a Plan account or IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

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Redemption proceeds will ordinarily be sent on the next business day, but the Funds may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the NYSE is closed or has restricted trading or the SEC has determined an emergency condition exists. Redemption proceeds will only be sent in the form that you previously authorized. If you have authorized payment by check, the check will be sent to the shareholder and address of record.

Request In Good Order

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see the section entitled “Medallion Signature Guarantees”); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call 1-888-98-GUIDE (1-888-984-8433) for further details.

Written redemption requests also must include the Fund name, your account number and the dollar amount of the transaction. Purchase orders are not in good order until the Funds’ transfer agent has received payment in federal funds.

If you are investing through a Plan, your employer, plan administrator or GuideStone Financial Resources, each has their own procedures for transmitting transaction orders and payments to the Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

Medallion Signature Guarantees

To protect shareholder accounts, the Funds and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables the Funds to verify the identity of the person who has authorized a redemption from an account. A medallion signature guarantee will be required for any of the following:

For IRA and Personal Investment Accounts:

•	Any written redemption request for $50,000 or more.

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.

•	Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call 1-888-98-GUIDE (1-888-984-8433) for further details.

Redeeming Recently Purchased Shares

If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after your check is received. To avoid this delay, pay for your shares by federal funds wire transfer.

Right to Redeem in Kind

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

Account Statements

Each shareholder’s transactions in Fund shares will be reflected in a quarterly statement, except shareholders that directly invest in a GS2 Class Account shares receive monthly statements. If your Fund shares are held by a nominee or Plan, the nominee or Plan decides whether the statement will be sent to you.

Exchanging Shares

What is an exchange?

An exchange between Funds of the Trust is really two transactions — a sale of shares of a Fund and the purchase of shares of another Fund. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

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An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a Plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

If you are invested through a Plan, you may exchange shares of one Fund for shares in one or more of the other Funds provided exchanges are permitted under the Plan. Contact your employer, plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433) for more information.

Market Timing

The purchase, exchange and redemption of Fund shares in an effort to profit from anticipated short-term market movements (“market timing”) may disrupt portfolio investment strategies and affect costs and performance for other shareholders, including long-term shareholders. To discourage market timing and abusive trading practices by Fund shareholders, the Board of Trustees has adopted policies and has approved procedures for implementing those policies.

These procedures reflect criteria that have been developed to identify market timing and that are applied for monitoring transactions in Fund shares. If the Trust identifies what it believes to be market timing, it may warn the shareholder involved, reject or restrict a purchase or exchange order and/or prohibit that shareholder from making further purchases or exchanges of a specific Fund’s shares. The Trust may modify its procedures for implementing its market timing policy and/or the monitoring criteria at any time without prior notice. There can be no assurance that the Trust’s policies will eliminate all market timing activity in the Funds.

Although the Trust makes efforts to monitor for market timing, the ability of the Trust to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts.

Telephone and Online Transaction

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information, such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or other taxpayer identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. If you are invested other than through a Plan, your account will automatically have certain telephone privileges. If you are an eligible foundation or you invest through an IRA or personal investment account, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing. If you are redeeming shares you hold through a Plan or foundation, you may not have telephone or online privileges; contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433) for information about how to redeem your shares.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our website, during periods of unusual market activity, contact us by regular or express mail.

Duplicate Mailing to Same Household

We try to eliminate duplicate mailings to the same household. If two Fund shareholders, excluding shareholders invested through a Plan, have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.

Distributions

What is net investment income?
Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

The Flexible Income Fund declares income dividends daily and pays dividends from net investment income monthly. The Real Assets Fund and Global Natural Resources Equity Fund declare and pay dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. You may not elect cash distributions for a Plan account or IRA, since cash distributions would result in significant, negative tax consequences to the holder of such an account.

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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI and on the Funds’ website at www.GuideStoneFunds.org.

Taxes

This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you are investing through a tax-deferred account, such as an IRA or a Plan account (“Tax-Deferred Account”), special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

Federal Income Tax. As long as a Fund meets the requirements for being treated as a “regulated investment company” under the Code, which each Fund intends to continue to do, it pays no federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) and designated by the Fund as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain—a maximum of 15% (20% for taxpayers with taxable income exceeding $400,000 or $450,000 if married filing jointly). A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether reinvested in additional Fund shares or received in cash, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the redemption price of the shares you redeem or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

State and Local Income Taxes. You should consult a tax adviser concerning state and local tax laws, which may produce different consequences from those under the federal income tax law.

Redemption and Exchange of Fund Shares. Legislation passed by Congress in 2008 requires funds (or their administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information and holding period for fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, a Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

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Shareholder Servicing Arrangements

Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Foreside Funds Distributors LLC, located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312 (the “Underwriter”). The Board of Trustees has adopted a separate Shareholder Service Plan for the GS4 Class of each Select Fund (“Service Plan”).

Under its Service Plan, the GS4 Class of each Select Fund, except the Real Assets Fund, is authorized to pay shareholder servicing and recordkeeping fees of 0.24% of average daily net assets. Shareholder servicing and recordkeeping fees are paid to parties that provide services for, and maintain records for, shareholder accounts.

Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

What are service fees?
Service fees are deducted from fund assets to pay for recordkeeping and other services in connection with maintaining shareholder accounts.

Financial Highlights

There are no financial highlights for the Funds because they commenced operations on or after the date of this Prospectus.

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Glossary

30-Day SEC Yield — A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the Investment Company Act of 1940, as amended. In the event the fees and expense incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.

Active Management — A style of investment management where the portfolio manager actively makes investment decisions and initiates buying and selling of securities in an effort to maximize return. It is the opposite of passive management, where the portfolio manager oversees a static portfolio structured to match the performance of a selected part of the market or index.

American Depository Receipt (“ADR”) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depository Share (“ADS”) — A U.S. dollar-denominated equity share of a foreign-based company available for purchase on an American stock exchange. ADSs are issued by depository banks in the U.S. under agreement with the issuing foreign company; the entire issuance is called an ADR and the individual shares are referred to as ADSs.

Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Asset-Backed Securities — Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in “pools” of assets in which payments of both interest and principal on the securities are made periodically.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.

Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

Commercial Paper — The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

Commodities — Commodities are raw materials or agricultural products such as sugar, corn, gold or oil, among many others. Commodities may be grouped into different classifications for regulatory purposes, such as energy, agricultural (including livestock), precious metals, industrial metals, among many others. Investments in the commodities markets can include direct physical trading and derivatives trading in the form of spot transactions, futures and options on futures.

Commodity-Linked Derivatives – A commodity-linked derivative is a financial instrument whose value is linked to a commodity index or commodity futures or option contract. Commodity-linked derivatives may be securitized by physical assets or commodities.

Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

Correlation — The statistical measure which indicates the tendency of two variables moving together.

Credit Quality — A measure that reflects the rating assigned by Standard & Poor’s®, Moody’s Investors Service, Inc. or Fitch, Inc. to fixed-income securities. It rates the issuing entity’s capacity to meet the repayment terms of the security. Bonds issued and backed by the federal

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government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or “junk” bonds.

Credit Ratings — See Credit Quality.

Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.

Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.

Deflation — Deflation is a decrease in the general price level of goods and services. Deflation may occur when the inflation rate falls below 0% (a negative inflation rate). Deflation may be caused by a reduction in the supply of money or credit, or by a decrease in government, personal or investment spending.

Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the United States, United Kingdom, Germany, France and Japan.

Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.

Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

Downgraded — The act of lowering the credit rating of a fixed-income instrument.

Duration — A calculation that measures the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years — the duration. For example, a bond with a five-year duration will, in theory, decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Emerging Markets — Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

Exchange-Traded Funds (“ETFs”) — ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

Federal Deposit Insurance Corporation (“FDIC”) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

Fixed-Income Securities — A security that pays a fixed-rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed-rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

Floating Rate Loans — A floating rate loan is a debt obligation whose interest rate is tied to another rate, such as the Prime rate or the London Interbank Offered Rate (LIBOR). They are also known as bank loans, senior loans or leveraged loans. Floating rate loans are loans made by a bank or other lender to a company, and they are typically secured by the assets of the borrower. Proceeds of the loans are often used to finance corporate transactions, such as leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases and other transactions. Although the loans are typically backed by specific collateral, the loans often carry a below-investment-grade rating and are, therefore, subject to greater risk of default than investment-grade securities.

Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

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Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

Global Depository Receipt (“GDR”) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

Hedging — The practice of undertaking one investment activity in order to protect against losses in another.

High Yield Bonds (“Junk Bonds”) — A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

Illiquid Securities — A security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund shareholder through his/her investment in a mutual fund that owns acquired funds.

Inflation — The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.

Inflation-Protected Bonds — Fixed-income instruments whose principal and/or interest is adjusted periodically for inflation. Inflation-protected bonds are also known as inflation-indexed bonds.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Floors and Caps — The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate.

Interest Rate Risk — Risk that changes in interest rates will adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed-income contracts (such as bonds) declines. Similarly, when interest rates decline, the market value of fixed-income contracts increases.

International Equity Securities — Investments in non-U.S. stocks or equity securities.

Investment Grade Bond — See Credit Quality.

Maturity — The date at which a debt instrument is due and payable.

Micro-Cap Companies — Micro-cap companies have market capitalizations that are less than those of small capitalization companies and may involve greater risk and be more volatile and less liquid than an investment in a larger company. Micro-cap companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Micro-cap companies may have limited financial resources, management experience and market diversification.

Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

Nationally Recognized Statistical Rating Organization (“NRSRO”) — NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of September 25, 2008, the SEC has designated ten rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody’s Investors Service, Inc.; (4) Standard & Poor’s® Division of the McGraw Hill Companies Inc.; (5) A.M. Best Company, Inc.; (6) Japan Credit Rating Agency, Ltd.; (7) Rating and Investment Information, Inc.; (8) Egan-Jones Rating Company; (9) LACE Financial Corp.; and (10) Realpoint LLC.

Natural Resources — Natural resources are materials that are derived from the environment. Natural resources generally include, but are not limited to: energy (such as oil and other fossil fuels), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

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Net Asset Value (“NAV”) — The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. There are several different types of options, which may include interest rate options, yield curve options and options on mortgage-backed securities. Interest rate options are a type of option that provides the owner the right to purchase or sell U.S. government securities or index-based option. Yield curve options and options on stock indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. Options on mortgage-backed securities entitle the holder to purchase or sell mortgage backed securities, which are fixed-income investments that generate interest revenue through pools of home loan mortgages.

Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.

Political Risk — Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

Prepayment Risk — Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed-income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

Price-to-Book (“P/B”) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Price-to-earnings (“P/E”) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (“REIT”) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on net income and gains that are distributed to shareholders, provided they comply with the requirements of the Code.

REITs are generally classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Real Return — An inflation-adjusted return, that is total return reduced by the expected impact of inflation. It is the return that when compounded with inflation gives the nominal return for the same security.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type, liquidity and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

Securities and Exchange Commission (“SEC”) — An organization created by an act of Congress, entitled the “Securities Exchange Act of 1934.” The SEC is an independent bipartisan, quasi-judicial agency of the U.S. government. The laws administered by the SEC relate in general to the field of securities and finance and seek to provide protection for investors and the public in their securities transactions.

Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

Select Funds — Funds that directly invest in different types of fixed-income obligations, stocks or other investments to meet their respective investment objectives. Thirteen (six equity, four bond, two real return and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.

Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

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Swap Agreements — An agreement between two or more parties to exchange sets of cash flows over a period in the future. Basic types of swaps are interest rate swaps, credit default swaps and currency swaps. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A credit default swap is a type of insurance against default by an issuer where the owner of the protection pays an annual premium to the seller of the protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specific currencies.

Swaption — An option to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption.

Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.

Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. BNY Mellon serves as the transfer agent for the Funds.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Weighted Average Life Maturity — Weighted average life portfolio maturity is measured without reference to any Rule 2a-7 provision that otherwise would permit the Money Market Fund to shorten the maturity of an adjustable-rate security by reference to its interest rate reset dates.

Weighted Average Market Cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted Average Maturity — The weighted average is computed by weighing each securities maturity date by the market value of the security in the Money Market Fund.

Yankee Bond — A foreign bond denominated in U.S. dollars and traded in the United States by a foreign domiciled issuer. U.S. investors may purchase the securities of foreign issuers without being subject to price swings caused by variations in currency exchange rates. Yankee bond prices are influenced primarily by changes in U.S. interest rates and the financial condition of the issuer. In most instances, issuers of yankee bonds are required to register with the SEC.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

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For more information

You can learn more about the Funds by requesting the following free documents:

Statement of Additional Information (“SAI”): Provides additional information about the Funds’ policies, investment restrictions, risks and business structure. The SAI is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Contains performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor’s report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds’ performance.

If you have questions, need information about your Plan account or would like to request these free documents, contact your employer, your plan administrator or GuideStone Financial Resources by phone at  1-888-98-GUIDE (1-888-984-8433) 7 a.m. to 6 p.m. CST, Monday through Friday or by mail at:

GuideStone Funds

2401 Cedar Springs Road

Dallas, TX 75201-1498

Visit our website at www.GuideStoneFunds.org to access the Prospectus, SAI and Annual/Semi-Annual Reports.

You may also get free copies by:

• Accessing them on the EDGAR Database on the SEC’s website — www.sec.gov.

• Reviewing and copying them at the SEC’s Public Reference Room in Washington D.C. — Call (202) 551-8090.

• Requesting copies (you will be charged a duplicating fee) by writing the Public Reference Section of the SEC, Washington, D.C. 20549–1520 or via electronic request by emailing publicinfo@sec.gov.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

© 2013 GuideStone Financial Resources        22545        07/13

Statement of Additional Information (SAI)

July 1, 2013

GS4

SELECT FUNDS

Flexible Income Fund	GFLZX
Real Assets Fund	GRAZX
Global Natural Resources Equity Fund	GNRZX

The Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus for the GS4 Class shares of the Flexible Income Fund, Real Assets Fund and Global Natural Resources Equity Fund dated July 1, 2013. You can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our website at www.GuideStoneFunds.org *or by calling* ***1-888-98-GUIDE*** *(1-888-984-8433).*

GuideStone Funds

Well done, good and faithful servant! (Matt. 25:21 NKJV)

History of the Funds

GuideStone Funds (the “Trust”), formerly, AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established 30 series, three of which are described in this SAI. Disclosure relevant to the Flexible Income Fund, Real Assets Fund and the Global Natural Resources Equity Fund (each a “Fund” and together, the “Funds”) is contained herein. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.

Currently, there are two classes of shares issued by the Trust, the GS2 Class and GS4 Class (each, a “Class” and together, the “Classes”). However, the Funds are only being offered in the GS4 Class. The Trust’s Board of Trustees (“Board” or “Board of Trustees”) may issue additional classes of shares or series at any time without prior approval of the shareholders.

Description of Investments and Risks

The following should be read in conjunction with the Fund Summary of each Fund in the Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies” and “Principal Risks.” Unless otherwise defined in this SAI, the terms used herein have the respective meanings assigned to them in the Prospectus.

You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.

GuideStone Capital Management serves as the investment adviser to the Funds (the “Adviser”) and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser allocates the Real Assets Fund’s investments among a mix of mutual funds, primarily, but not limited to, certain other series of the Trust and the third-party investment companies, including as of the date of this SAI, Credit Suisse Commodity Return Strategy Fund, (together, the “underlying funds”). (The Credit Suisse Commodity Return Strategy Fund is not a series of the Trust and is advised by an unaffiliated investment adviser.) Rather than making the day-to-day investment decisions for the Flexible Income Fund and Global Natural Resources Equity Fund, the Adviser acts as a manager of managers and retains various investment management firms (each a “Sub-Adviser” and together, the “Sub-Advisers”) to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Flexible Income Fund and Global Natural Resources Equity Fund. The Sub-Advisers may not invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Real Assets Fund invests primarily in the shares of the underlying funds, and unless indicated otherwise, the description of investments and risks in this SAI applies to the Real Assets Fund through its investments among the underlying funds, including the Flexible Income Fund and Global Natural Resources Equity Fund.

Shares held by large shareholders, including institutional accounts managed by the Adviser, as well as investments held by other Funds, may from time to time represent a substantial portion of a Fund’s assets, and it is possible that these account holders may seek to redeem a significant portion of their assets in a relatively short period of time. Such large redemptions may require a Fund to liquidate its holdings more rapidly than would otherwise be required in the normal course of business, and may result in losses or expenses that may adversely affect the net asset value of the remaining outstanding shares. Although the Adviser will use its reasonable efforts to reduce any effect of redemptions by large shareholders, there is no assurance that such efforts will be successful. The Adviser and its affiliates do not owe a duty to the Funds with respect to the amount or timing of these redemptions.

Asset-Backed and Mortgage-Backed Securities. To the extent described in the Prospectus, the Flexible Income Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments.

For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Flexible Income Fund may include collateralized mortgage obligations (“CMOs”) issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies, instrumentalities and government-sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a government-sponsored enterprise owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases, of their mortgage-backed securities. The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. From the end of 2007 through the third quarter of 2012, the GSEs required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $46 billion in dividends. The GSEs ended the third quarter of 2012 with positive net worth and, as a result, neither required a draw from the U.S. Treasury. (Freddie Mac also has reported positive net worth as of the fourth quarter of 2012.) While the U.S. Treasury committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, FHFA has made projections for those purchases through 2015, predicting that cumulative U.S. Treasury draws (including dividends) at the end of 2015 could range from $191 billion to $209 billion. Nonetheless, no assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that Fannie Mae and Freddie Mac remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that the GSEs increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans the GSEs acquire on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. The GSEs are also the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Bankers’ Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Flexible Income Fund and the Global Natural Resources Equity Fund may invest in such obligations issued by U.S. or foreign issuers. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

These Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers’ acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. U.S. branches of foreign banks may be considered domestic banks if it can be demonstrated they are subject to the same regulation as U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.

Bank Loans. The Flexible Income Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. There are special risks associated with investments in bank loans and participations, which include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations and (iv) limitations on the ability of a Fund to directly enforce its rights with respect to participations. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates, and a senior loan could lose a substantial part of its value prior to a default. However, as compared to high yield or junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Flexible Income Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus, bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds, and there may be less public information available about them. The Flexible Income Fund may participate in the primary syndicate for a loan, or they may also purchase loans from other lenders (sometimes referred to as loan assignments). The Flexible Income Fund may also acquire a participation interest in another lender’s portion of the senior loan. Participation interests and assignments involve credit, interest rate and liquidity risk. The Flexible Income Fund’s investments in bank loans may include, without limitation, bridge loans and revolving lines of credit.

Bond Funds. Although the Flexible Income Fund invests mainly in fixed-income securities, it may invest in U.S. common stock, including American Depositary Receipts (“ADRs”), and warrants. The Flexible Income Fund may also invest in preferred stock.

Collateralized Debt Obligations. The Flexible Income Fund may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of, generally non-mortgage, assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinated to it.

Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which the Flexible Income Fund invests. Risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale, and (iv) if the particular structured product is invested in a security in which the Flexible Income Fund is also invested, this would tend to increase the Flexible Income Fund’s overall exposure to the credit of the issuer of such securities. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected.

Commercial Paper. The Flexible Income Fund and Global Natural Resources Equity Fund may invest in commercial paper which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. A Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding credit quality and ratings.

Commodity-Linked Derivatives. The Real Assets Fund may invest in certain investment companies that are not advised by the Adviser. These underlying funds may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, which are designed to provide exposure to the investment returns of real assets, such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked derivative instruments may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities.

Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, an underlying fund’s investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on commodity-linked derivative instruments are expected to exhibit low or negative correlation with stocks and bonds.

Convertible Securities. The Flexible Income Fund and Global Natural Resources Equity Fund may invest in convertible securities. The Global Natural Resources Equity Fund may invest in convertible securities of non-U.S. issuers. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

The Flexible Income Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.

Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed income instrument.

The Flexible Income Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

Depositary Arrangements. The Global Natural Resources Equity Fund may invest in ADRs and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there may also be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth in the section entitled “Foreign Securities” in this SAI.

The Global Natural Resources Equity Fund may also invest in European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth in the section entitled “Foreign Securities” in this SAI.

The Global Natural Resources Equity Fund may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (“NVDRs”). Such Depositary receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities, which may be issued by companies in emerging markets. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks are set forth in the section entitled “Foreign Securities” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.

Dollar Rolls. The Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA (to be announced) or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For additional information, see the section entitled “Mortgage Dollar Rolls” in this SAI.

Foreign Currency

Foreign Currency — Generally. The Global Natural Resource Equity Fund may invest in securities denominated in foreign currencies. As part of the cash overlay program, the Real Assets Fund and Global Natural Resources Equity Fund may also utilize foreign currency exchange contracts, currency futures contracts and options thereon and currency options, which are discussed in this section. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security or obligation.

Although the Global Natural Resources Equity Fund may invest in securities and obligations denominated in foreign currencies as discussed herein, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund’s net asset value (“NAV”) to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the U.S. or abroad. To the extent the Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Global Natural Resources Equity Fund will not exceed its total asset value, to the extent the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Fund is also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Foreign Currency — Forward Currency Exchange Contracts. The Real Assets Fund and Global Natural Resources Equity Fund may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds may also use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.

When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund’s net long and short foreign currency exposure will not exceed its total asset value.

In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Foreign Currency — Currency Futures Contracts and Options Thereon. The Real Assets Fund and Global Natural Resources Equity Fund may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are usually effected with the currency trader who is a party to the original futures contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. These risks are set forth in the section entitled “Futures and Options” in this SAI.

Foreign Currency — Currency Options. The Global Natural Resources Equity Fund may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. The Fund will write or purchase currency options that are traded on U.S. or foreign exchanges or over-the-counter.

A call option written by the Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that the Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. These risks are set forth in the section entitled “Futures and Options” in this SAI.

The purchase of a call option would entitle the Fund to purchase specified currency at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option. The Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.

The Fund may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle the Fund to sell specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Foreign Currency — TBAs. The Flexible Income Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying portfolio securities, according to the procedures described in the section entitled “Valuation of Shares” in this SAI.

Foreign Currency — Cover Requirements. When the Real Assets Fund and Global Natural Resources Equity Fund engage in forward currency exchange contracts, currency futures contracts and options thereon, and currency put and call options, they will comply with guidelines established by the U.S. Securities and Exchange Commission (the “SEC”) with respect to coverage of these strategies. These coverage guidelines are set forth in the section entitled “Futures and Options — Cover Requirements” in this SAI.

Foreign Securities and Obligations. The Flexible Income Fund and Global Natural Resources Equity Fund may invest in ADRs and regular shares of foreign companies traded and settled on U.S. and foreign exchanges and over-the-counter markets. In addition, the Flexible Income Fund may invest a portion of its assets in debt obligations issued by foreign issuers, including obligations not traded and settled on U.S. exchanges and over-the-counter markets.

Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see the section entitled “Foreign Currency” in this SAI.

Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of additional taxes by foreign governments. In addition, dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

The Flexible Income Fund may invest in foreign debt, including the securities of foreign governments and foreign corporations. Several risks exist concerning such investments, including the risk that foreign issuers may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, the Flexible Income Fund and Global Natural Resources Equity Funds may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or to incur losses due to the Fund’s inability to complete a contractual obligation to deliver securities.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. To the extent consistent with their respective investment objectives, the Flexible Income Fund and Global Natural Resources Equity Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value determined daily at least equal to the amount of its purchase commitments until three days prior to the settlement date, or it will otherwise cover its position. In the case of a forward commitment to sell securities, a Fund will segregate with its custodian actual securities or liquid assets that are unencumbered and daily marked-to-market, while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Futures and Options

Futures and Options — Generally. The Global Natural Resources Equity Fund may purchase or sell (1) put and call options on securities, indices and other financial instruments and (2) futures contracts and options thereon. The Global Natural Resources Equity Fund may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, the Global Natural Resources Equity Fund may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Flexible Income Fund may purchase or sell (1) put and call options on fixed-income securities and (2) futures contracts and options thereon. In addition, the Flexible Income Fund may invest in long or short positions in any of the instruments contemplated in this section. The Global Natural Resources Equity Fund may sell short exchange-listed equity futures contracts to reduce market exposure. The Flexible Income Fund may sell short exchange-listed U.S. Treasury future contracts to reduce market exposure.

Futures and Options — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.

The use of options and futures is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC. In addition, a Fund’s ability to use options and futures will be limited by tax considerations. See “Taxation.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act (the “CEA”) and is not subject to registration or regulation as such under the CEA. However, the registration exclusion was amended in February 2012, and such amendments took effect on April 2012. If a Fund previously qualified for the exclusion under Rule 4.5 and the Fund does not qualify for the amended exclusion, it will have to register with the CFTC on the later of December 31, 2012, or within 60 days after the CFTC adopts final rules defining “swaps” and establishing margin requirements for such instruments.

Under these amendments, if a Fund uses commodity interest (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

Futures and Options — Options Generally. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.

In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures and Options — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.

Futures and Options — Bond Index Futures and Options Thereon. The Flexible Income Fund and Real Assets Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds’ investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Futures and Options — Interest Rate Futures and Options. Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.

Futures and Options — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to deliver (and the purchaser to buy) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

For example, the Real Assets Fund and Global Natural Resources Equity Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Futures and Options — Options on Indexes and Yield Curve Options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Futures and Options — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Futures and Options — Options on Stock Index Futures. The Real Assets Fund and Global Natural Resources Equity Fund may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures and Options — Cover Requirements. The Funds will comply with SEC guidelines for covering future commitments that result from certain investment strategies such as futures contracts and options thereon, put and call options and forward currency exchange contracts. SEC guidelines generally require that when entering into such transactions a Fund either (1) set aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. A Fund cannot sell or close out securities, currencies or other options or futures contracts used for cover while these strategies are outstanding, unless the Fund replaces them with similar assets. As a result, if a Fund sets aside a large percentage of its assets to cover such obligations, it runs the risk that portfolio management will be impeded or that it will not be able to meet redemption requests or other current obligations. If the market or fair value of the assets used for cover declines, a Fund will segregate daily additional liquid assets so that the value of the segregated assets will equal the amount of such commitments by the Fund.

A Fund may cover a forward currency exchange contract to sell a currency by owning the currency or securities denominated in the currency, or holding another forward currency exchange contract or call option permitting the Fund to buy the same currency at a price that is (1) no higher than the Fund’s price to sell the currency or (2) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A Fund may cover a forward currency exchange contract to buy a foreign currency by holding another forward currency exchange contract or put option permitting the Fund to sell the same currency at a price that is (1) as high as or higher than the Fund’s price to buy the currency or (2) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian or the futures commission merchant, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

When selling a call option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that equal the purchase price of the investment underlying the put option less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

Futures and Options — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.

High Yield, High Risk Securities. The Flexible Income Fund may invest at least 80% of its assets in fixed-income securities that are rated below investment grade or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk.

The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund’s NAV per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s NAV. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Board of Trustees.

Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security. In such a case, the Sub-Adviser will take action that it believes to be advantageous to the Fund, including continuing to hold the downgraded securities. However, the Sub-Adviser will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund’s holdings of securities that are considered by the Fund to be illiquid will not exceed 15% of its net assets, as described in the section entitled “Illiquid and Restricted Securities” in this SAI.

Ratings, however, are general and are not absolute standards of quality. There is no guarantee that the ratings provided by ratings agencies will necessarily provide an accurate reflection of the credit quality of the securities they rate. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Illiquid and Restricted Securities. A Fund will invest no more than 15% of the value of its net assets in illiquid securities. Generally, an “illiquid security” is any security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund’s investment goals and has authorized such securities to be considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Adviser or Sub-Adviser to treat a restricted security as liquid, including the Adviser’s or Sub-Adviser’s assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

Inflation-Indexed Securities. Inflation-indexed securities issued by the U.S. Treasury, formerly known as “Treasury Inflation-Protected Securities” or “TIPS,” are debt securities whereby principal and interest payments are adjusted for inflation, with interest paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (“CPI”). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment.

Inflation-indexed securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year U.S. Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-indexed security will decline and could result in losses for the fund.

Any increase in principal for an inflation-indexed security resulting from inflation adjustments is treated under U.S. Treasury regulations as taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. A Fund holding these securities must distribute both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Initial Public Offerings. The Global Natural Resources Equity Fund may purchase stock in an initial public offering (“IPO”). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.

Interest Rate Sensitivity. The price of debt securities typically drops as interest rates rise and increases as interest rates drop. Debt securities with a higher average weight dollar duration will typically be more sensitive to interest rate fluctuations than debt securities with a lower average weight dollar duration.

Interest Rate Swaps, Floors and Caps and Currency Swaps. The Flexible Income Fund may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Global Natural Resources Equity Fund may also enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

The Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis (i.e. the two payment streams are netted out) with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions.

The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate NAV at least equal to such accrued excess will be segregated by the Funds.

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. In addition, some swaps are, and more in the future may be, centrally cleared. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Interfund Borrowing and Lending. The SEC granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

Investment Companies. Each Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open- end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds (“ETFs”). In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by the Adviser or an affiliate, under specified conditions. Among other things, the conditions preclude the investing Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) (“sales charge”), or service fee, as defined in rule 2830(b) of the Conduct Rules of the FINRA, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

In addition, pursuant to an exemptive order received from the SEC, a Fund may invest, subject to certain conditions, cash collateral received in connection with securities lending in shares of a registered fund advised by The Northern Trust Company, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities.

ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the Standard & Poor’s S&P 500® Total Return Index (“S&P 500® Index”). There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs.

Investments in securities of investment companies beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the investment company. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, including ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. As described in the Prospectus, the Real Assets Fund invests primarily in the shares of the underlying funds. The Adviser believes this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, including operating costs and investment advisory and administration fees. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Loan Participations. The Flexible Income Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Flexible Income Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.

The Flexible Income Fund invests in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Flexible Income Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Sub-Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Money Market Instruments. To the extent consistent with its investment objective and strategies, the Flexible Income Fund and Global Natural Resources Equity Fund may invest a portion of their assets in short-term high-quality instruments, such as those that are eligible for investment by the GuideStone Funds Money Market Fund (“Money Market Fund”), which is not offered for direct investment through this SAI. In addition, each Fund may invest its cash reserves in shares of the Money Market Fund. The Funds have also obtained SEC exemptive relief permitting each Fund to invest cash collateral received in connection with securities lending in shares of a money market fund managed by The Northern Trust Company.

Mortgage Dollar Rolls. The Flexible Income Fund may enter into mortgage dollar rolls. The Flexible Income Fund may purchase pools of mortgage securities for future settlement, generally 30 to 60 days. Please refer to the section entitled “Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions” in this SAI. In a mortgage “dollar roll,” the Flexible Income Fund sells these mortgages for delivery prior to settlement and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) but not identical securities on a specified future date from the same party. To be considered similar, the securities returned to the Flexible Income Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. During the period before the repurchase, the Flexible Income Fund forgoes principal and interest payments on the securities. The Flexible Income Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the investments which have been set aside to cover the amount due at settlement. Another possible reason the Flexible Income Fund may enter into these transactions is to gain the economic benefit from the ownership of mortgage pools while avoiding the administrative cost of accounting for monthly principal and interest payments.

The market value of the mortgage pools may rise prior to the future settlement date which would benefit the Flexible Income Fund. Conversely, the value of the mortgage pools could fall in which case the Flexible Income Fund would incur a loss in market value. Cash which would be used to purchase the mortgages will be invested in instruments that are permissible investments for the Flexible Income Fund. The Flexible Income Fund will hold and maintain, until the settlement date, segregated cash or liquid assets in an amount equal to its forward purchase price.

Mortgages purchased for forward delivery involve certain risks, including a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Flexible Income Fund. There is no assurance that mortgage dollar rolls will be economically beneficial to the Flexible Income Fund.

Municipal Instruments. The Flexible Income Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Flexible Income Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described in the section entitled “Foreign Securities” in this SAI, letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The Flexible Income Fund may invest in municipal leases, which may be considered liquid under guidelines established by the Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently, it is not the intention of the Flexible Income Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. Portfolio turnover rates for the Funds may be higher than those of mutual funds with a single manager. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

Preferred Stocks. The Flexible Income Fund and Global Natural Resources Equity Fund may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investments. The Flexible Income Fund and Global Natural Resources Equity Fund may invest in real estate investment trusts (“REITs”) and other real estate related securities. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Equity securities can consist of common stocks (including REIT and other real estate related securities), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REITs investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. The Flexible Income Fund and Global Natural Resources Equity Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreement”). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Securities Lending. The Flexible Income Fund and Global Natural Resources Equity Fund may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. The Adviser believes the risk of loss on these transactions is slight, because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

The Funds have received an exemptive order from the SEC that permits each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds’ participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds. The exemptive order also permits the Funds to invest, subject to certain conditions, cash collateral received in connection with securities lending in shares of a registered fund advised by The Northern Trust Company that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities.

Securities Ratings Information. The Funds may use ratings from rating agencies to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. There is no guarantee that the ratings provided by these agencies will necessarily provide an accurate reflection of the credit quality of the securities that they rate.

Short Sales. In these transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. The Global Natural Resources Equity Fund may sell short exchange-listed equity futures contracts to reduce market exposure. The Flexible Income Fund and Real Assets Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

While short sales by a Fund create opportunities to increase the Fund’s return, at the same time, they involve specific risk considerations. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficultly purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Small Company Securities. The Global Natural Resources Equity Fund may invest in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. The NAV of the Global Natural Resources Equity Fund’s shares may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

Socially Responsible Investing. The Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. Socially responsible investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ social investment guidelines is overseen by members of the Adviser’s executive and senior management team.

It is important to understand that in certain cases it may be more difficult to implement the Funds’ social investment guidelines. Socially responsible investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ social investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s social investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s social investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.

Stripped Obligations. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, to the extent consistent with its investment objective and strategies, a Select Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.

The Flexible Income Fund and Global Natural Resources Equity Fund may buy U.S. Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the U.S. Treasury pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security’s issue determines the fixed interest or coupon rate. At maturity, the U.S. Treasury redeems a Fund’s securities at their inflation-adjusted principal or par amount, whichever is greater. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months, the U.S. Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

Other types of stripped securities may be purchased by the Flexible Income Fund, including stripped mortgage-backed securities (“SMBS”). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments (“interest only”) while the other class receives all of the principal repayments (“principal only”). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

Structured Notes. The Flexible Income Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by entities such as industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in certain factors such as a foreign currency, an index of securities (such as the S&P 500® Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced. Structured notes can serve many different purposes in the management of the Fund. For example, they can be used to increase the Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). Also, they can be used to hedge the risks associated with other investments the Fund holds.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of the Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Sub-Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Sub-Adviser’s forecast as to changes in relevant economic financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative instruments.

Supranational Organization Obligations. The Flexible Income Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Swaps — Generally. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Swaps — Equity Swaps. The Global Natural Resources Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Global Natural Resources Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Swaps — Credit Default Swaps. The Flexible Income Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Flexible Income Fund may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

Swaps — Currency Swaps. The Flexible Income Fund and Global Natural Resources Equity Fund may enter into currency swaps, as described in the section entitled “Interest Rate Swaps, Floors and Caps and Currency Swaps” in this SAI. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Swaps — Swaptions. The Flexible Income Fund and Global Natural Resources Equity Fund may enter into a swaption (swap option) to manage exposure to fluctuations in interest rates and to enhance portfolio yield. In a swaption, the buyer, by paying a non-refundable premium for the option, gains the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption. In some instances, a swaption may provide the buyer the right, but not the obligation, to shorten, extend, cancel or otherwise modify an existing swap agreement at a designated time on specified terms. In contrast, the writer (seller) of a swaption, in exchange for a premium, becomes obligated (if the option is exercised) to enter into a previously agreed upon swap agreement, or to perform on an existing swap agreement in accordance with the modifications permitted by the swaption, on a future date pursuant to the terms of the swaption.

Depending upon the terms of the agreement, a Fund will generally incur a greater degree or risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it only risks losing the premium it paid should it decide to let the swaption expire unexercised. However, when a Fund writes (sells) a swaption, upon exercise of the swaption, the Fund will become obligated according to the terms of the underlying previously agreed upon swap agreement, and may be obligated to pay an amount of money that exceeds the sum of the value of the premium that it received for writing (selling) the swaption plus the value that it received pursuant to the terms of the underlying swap. In addition, the Funds bear the market risk arising from any change in index values or interest rates. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. The risks are set forth in the sections entitled “Futures and Options” and “Swaps” in this SAI.

Swaps — Total Return Swaps. The Flexible Income Fund and Global Natural Resources Equity Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

Temporary Defensive Positions. For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.

U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and stripped U.S. Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as GNMA participation certificates are backed by the full faith and credit of the U.S. Treasury. However, GSEs are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases. For more information, see the section entitled “Asset-Backed and Mortgage-Backed Securities” in this SAI.

Variable and Floating Rate Instruments. The Flexible Income Fund may invest in variable and floating rate instruments to the extent consistent with its investment objectives and policies described in the Prospectus. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Flexible Income Fund includes variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes and leveraged inverse floating rate debt instruments and notes (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Fund.

Variable and floating rate instruments (including inverse floaters) held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Warrants and Rights. The Global Natural Resources Equity Fund may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Yankee Bonds. To the extent consistent with its investment policies, the Flexible Income Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth in the section entitled “Foreign Securities” in this SAI.

Zero Coupon, Pay-In-Kind and Capital Appreciation Securities. To the extent consistent with its investment policies, the Flexible Income Fund may invest in zero coupon securities, capital appreciation and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation securities are debt securities issued or sold at a discount from their face value (“original issue discount”) and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, capital appreciation and PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon securities, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (For more information, see the section entitled “Taxation — Tax Treatment of Fund Investments” in this SAI) Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:

1.

Invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.

2.

All Funds Except the Global Natural Resources Equity Fund: Purchase securities which would cause 25% or more of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities. The Global Natural Resources Equity Fund will invest more than 25% of the value of the Fund’s total assets in securities of companies considered to be principally engaged in natural resources industries.

3.

Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

4.

With respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

5.

Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.

6.

Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7.

Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

8.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Fund from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.

Non-Fundamental Investment Restrictions. The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1.	A Fund shall not invest in companies for purposes of exercising control or management.

2.

A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with Commodity Futures Trading Commission regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3.

A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and in the amount equal to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in U.S. Treasury securities and in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4.

A Fund shall not purchase any portfolio security while borrowings representing more than 5% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.

A Fund shall invest no more than 15% of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6.	A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC.

7.	The Global Natural Resources Equity Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders.

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. As noted above, the Funds exclude “municipal securities” from their policies on industry concentration. Solely for purposes of this restriction, the Funds treat tax-exempt securities that are issued by non-governmental issuers as being part of the industry of which that issuer is a part, and thus subject to that restriction. Notwithstanding the forgoing, the Flexible Income Fund reserves the freedom of action to concentrate in a particular industry or group of industries until August 30, 2013, or until the fund’s investment strategy is fully implemented, whichever occurs first. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Real Assets Fund in shares of the underlying funds or other registered investment companies, to the extent applicable.

Management of the Funds

The Board of Trustees. The operations of each Fund are under the direction of the Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of 9 individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed to be not “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).

Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management personnel. The Board receives periodic presentations and reports from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board interacts with and receives reports from the Trust’s Chief Compliance Officer, and in connection with each scheduled meeting, the Trust’s Independent Trustees meet separately from the Adviser and Trust management, with the Trust’s Chief Compliance Officer and independent legal counsel, on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Board Leadership Structure. The Chairman of the Board of Trustees is an Independent Trustee and holds no management position with the Trust or its Adviser, Sub-Advisers or service providers. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Trustee, along with the Board’s majority of Independent Trustees, is appropriate in light of the services provided to the Trust and provides the best protection against conflict of interests with the Trust’s Adviser and service providers.

Information About Each Trustee’s Qualifications, Experience, Attributes or Skills. GuideStone Financial Resources primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Trustees must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Trustees must also be members of the Board of Trustees of GuideStone Financial Resources. All Trustees serve without compensation except for reimbursement of expenses in attending meetings. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating Committee also considers how each nominee would affect the composition of the Board of Trustees. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of trustees with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Trustees to provide insight and leadership within the Board’s committee structure.

The Trustees and executive officers of the Trust, their ages, business address and principal occupations and prior directorships during the past five years are set forth in the following table.

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years

INDEPENDENT TRUSTEES
Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	30	Ouachita Baptist University — Board of Trustees Member
Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Partner in Charge (Orlando office), Carr, Riggs & Ingram, LLC, 2007 - present - Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 - present; Managing Partner, Cuthill & Eddy LLC, 1993 - 2007 - Certified Public Accountants.	30	N/A
William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Chief Credit Officer, CapStone Bank, 2011 - present; Executive Vice President/Regional Credit Officer, SunTrust Bank, 1995 - 2011.	30	N/A
Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Field Representative, American Institute of Certified Public Accountants, 2012 - present; Executive Director, Society of Louisiana CPAs, 1995 - 2012.	30	Neighbors Federal Credit Union – Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company – Board of Directors Member and Member of Audit Committee
Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired - Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - 2010.	30	N/A
Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	30	N/A

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years

William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 - present; Senior Vice President, Wachovia Securities LLC, July 2003 - January 2007; Senior Vice President, Prudential Financial Inc., October 2000 - July 2003	30	Therizo Capital Management —Director and Chairman of Audit Committee
INTERESTED TRUSTEES[2]
Thomas G. Evans (1961) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2012	President and Owner, Encompass Financial Services, Inc., 1984 - present, President and Owner, Custom Land Management, LLC, 1984 - present; Manager, Private Partners Opportunity Fund, LLC, 2011 - present.	30	GuideStone Financial Resources – Board of Trustees Member, June 2010 – present; Baptist Foundation of Oklahoma, Board of Directors Member and Chairman, 2004 – present; Pioneer Spirit Foundation – Board of Trustees Member, 1993 – present; GuideStone Capital Management, Board of Directors Member, July 2011 – July 2012.
James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	30	GuideStone Financial Resources – Board of Trustees Member, June 2008 – present; GuideStone Advisors – Board of Directors Member, July 2008 – present; GuideStone Financial Services – Board of Directors Member, July 2008 – present
OFFICERS WHO ARE NOT TRUSTEES[3]
Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 - present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 - May 2009; Marketing Compliance Manager, GuideStone Financial Resources, 2005 - present; Compliance Specialist, GuideStone Financial Resources, 2004 - 2005.	N/A	N/A
Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources, 1995 - present.	N/A	N/A
Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources, 1998 - present.	N/A	N/A
John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1995 - present.	N/A	N/A
Cherika N. Latham (1982) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Legal Officer and Secretary	Since 2013	Associate Counsel, GuideStone Financial Resources, 1995 - present.	N/A	N/A
Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President - Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources, 2000 - 2006.	N/A	N/A
(1)

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

(2)	Messrs. Evans and Hixson are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources.
(3)	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

In addition to the information set forth in the trustees and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Independent Trustee:

Joseph A. Mack. Mr. Mack has been the Chairman of the Board of Trustees of the Trust since June 2005 and a member of the Board of Trustees since March 2002. He is the former Director of Office of Public Policy of the South Carolina Baptist Convention, where he served for 12 years. Prior to that role, he served the state of South Carolina as the Deputy Director of the state’s Retirement System, Deputy Director of the Division of Human Management and Deputy Executive Director of the Budget and Control Board. Mr. Mack has also served on several foundations and committees. He received a Bachelor of Science in Business Administration from Florida State University.

Michael R. Buster. Rev. Buster currently serves as an Executive Pastor at Prestonwood Baptist Church in Plano, Texas and has been a member of the Board of Trustees since 2002. In his capacity as Executive Pastor, Rev. Buster serves as the Chief Operating Officer for this church of over 32,000 members. In addition to multiple high level duties, his responsibilities include overseeing a staff of 600, administering annual operating and capital budgets, long-range planning and real estate acquisitions on behalf of the church. Rev. Buster received a Bachelor Degree in Pastoral Ministries from Ouachita Baptist University and a Masters Degree in Religious Education from Southwestern Theological Seminary.

Carson L. Eddy. Mr. Eddy is the Partner in Charge of the Orlando, Florida office of Carr, Riggs & Ingram, LLC (“CRI”), Certified Public Accountants. At CRI, he is deemed to be a specialist in not-for-profit and service organizations. Mr. Eddy also serves as President of Quantum Consulting Group LLC, which specializes in litigation support and forensic accounting services. In this capacity, he has been involved in several fraud and forensic related cases involving, but not limited to, misappropriation of assets, check fraud and payroll fraud. Mr. Eddy has over 40 years of experience in both public and private accounting and is a Certified Public Accountant (“CPA”) and a Certified Fraud Examiner. Mr. Eddy holds a Bachelors of Science degree in Economics from Rollins College.

Thomas G. Evans. Mr. Evans is President and Owner of Encompass Financial Services, Inc. and Custom Land Management, LLC. He is also a Manager for Private Partners Opportunity Fund, LLC. He is currently Chairman of the Board of Directors for the Baptist Foundation of Oklahoma and a member of the Board of Trustees of the Pioneer Spirit Foundation. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University and Master of Business Administration degree from Marylhurst University. Mr. Evans was previously a member of the Board of Directors of the Adviser and currently serves on the Board of Trustees of GuideStone Financial Resources.

William Craig George. Mr. George has been employed with CapStone Bank since 2011 and currently serves as the Chief Credit Officer. In his role with CapStone Bank, Mr. George underwrites and approves loans. Additionally, he oversees bank loan policy and bank lending compliance. He was previously employed with SunTrust Bank as an Executive Vice President/Regional Credit Officer. He has served on the board of Pregnancy Life Care Center Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from The University of North Carolina—Chapel Hill.

Grady R. Hazel. Mr. Hazel currently serves as a G400 Field Representative for the American Institute of Certified Public Accountants, where he acts as a liaison to CPA firms that have 101 to 400 CPAs. He was previously employed by the Society of Louisiana CPAs as an Executive Director. He is currently a member of the Board of Directors of Neighbors Federal Credit Union and serves as Chairman of the Audit Committee. In addition, he has served on the board of Stonetrust Commercial Insurance Company, where he was also a member of the Audit Committee. Mr. Hazel is a CPA and a Chartered Global Management Accountant (CGMA). Mr. Hazel holds a Master of Business Administration degree and a Bachelor of Science degree both from Louisiana State University.

James W. Hixson. Mr. Hixson is a former school administrator with Bath Community Schools in Bath, Michigan, where he served for 23 years in various positions, including middle school principal and superintendant. Throughout the years, he has also been active in the Bath community through membership and officer positions of civic and service organizations. He is a past board member of the Central Baptist Association and the Michigan Southern Baptist Foundation. Mr. Hixson holds a Bachelor of Arts degree from Tennessee Temple College, a Bachelor of Divinity degree from Central Baptist Theological Seminary, a Master of Religious Education degree from Temple Baptist Theological Seminary and a Master of Arts degree and an Educational Specialist degree from Michigan State University. Mr. Hixson currently serves on the Boards of Trustees of GuideStone Financial Resources, GuideStone Advisors and GuideStone Financial Services.

Franklin R. Morgan. Mr. Morgan is a former Senior Vice President/Director with Prudential Securities. He served with Prudential Securities and predecessor firms for 41 years, and his final position with the firm was as Senior Vice President, Director of International Administration. Mr. Morgan’s main responsibilities were high level administrative management of 27 branches and support functions in 20 different countries. He was also responsible for business quality-compliance for the firm. Mr. Morgan held numerous securities licenses and was an arbitrator with the NASD (FINRA) as well as a past panel member of the New York Exchange Disciplinary Board.

William T. Patterson. Mr. Patterson currently serves as a Managing Partner of Patterson Capital, LLC. He retired as a Senior Vice President from Wachovia Securities, Inc. in January 2007 and from the Boards of Trustees of GuideStone Financial Resources and the Investment Adviser in June 2007. Mr. Patterson entered into the investment industry in 1969 after serving with merit in the U.S. Army. In addition to his position with Wachovia, he served as a Branch Manager and Managing Director with Morgan Keegan & Company, Inc. Mr. Patterson has served on numerous boards and committees including being a past member and chairman of the NASD’s (FINRA) District Business Conduct Committee, District 5, and a past chairman, Board of Directors, Mississippi Prepaid Affordable College Tuition Program. Mr. Patterson holds a Bachelor of Arts degree in History from The Citadel and is a graduate of the Real Estate Institute.

The Board’s Committees

Currently, the Board has an Audit Committee, Investment Management Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Mack, Buster, Eddy, George, Hazel, Morgan and Patterson. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2012, there were two meetings of the Audit Committee.

Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Trustees, Messrs. George, Hazel and Patterson. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in Fund investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2012, there were four meetings of the Investment Management Committee.

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Mack, Buster, Eddy, George, Hazel, Morgan and Patterson. The Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board of Trustees or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board of Trustees to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2012, there was one meeting of the Nominating Committee.

Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Trustee candidates in writing to the attention of Cherika N. Latham, Chief Legal Officer and Secretary, GuideStone Funds, 2401 Cedar Springs Road, Dallas, Texas 75201-1498.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all of the series of the Trust (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him), as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in each Portfolio of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies

INTERESTED TRUSTEES
Thomas G. Evans	NONE	NONE
James W. Hixson	NONE	NONE
INDEPENDENT TRUSTEES
Michael R. Buster

$10,001-$50,000 in the Aggressive Allocation Fund

$1-$10,000 in the Real Estate Securities Fund

Over $100,000 in the Value Equity Fund

Over $100,000 in the Growth Equity Fund

$1-$10,000 in the Small Cap Equity Fund

$1-$10,000 in the International Equity Fund

Over $100,000
Carson L. Eddy	NONE	NONE
William Craig George	NONE	NONE
Grady R. Hazel	NONE	NONE
Joseph A. Mack	$10,001-$50,000 in the Low-Duration Bond Fund $10,001-$50,000 in the Medium-Duration Bond Fund $10,001-$50,000 in the Inflation Protected Bond Fund	Over $100,000
Franklin R. Morgan	NONE	NONE
William T. Patterson	NONE	NONE

As of the date of this SAI, the Trustees and officers of the Trust did not own any of the outstanding shares of the Funds.

Mr. Mack is a beneficiary of the 403(b)(9) Retirement Plan of the South Carolina Baptist Convention sponsored by GuideStone Financial Resources. Mr. Buster is a beneficiary of the Church Retirement Plan sponsored by GuideStone Financial Resources and the 403(b)(9) Retirement Plan of Prestonwood Baptist Church, Inc. sponsored by GuideStone Financial Resources.

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

The Adviser. The Funds have employed GuideStone Capital Management, a Texas non-profit corporation, as the Adviser. GuideStone Financial Resources is the sole member of, and therefore controls, the Adviser. GuideStone Financial Resources also controls GuideStone Trust Services, a Texas non-profit corporation that serves as custodian of certain individual retirement accounts (“IRAs”) invested in the Funds. Thus, the Trust, the Adviser and GuideStone Trust Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.

The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby The Clifton Group, a division of Parametric, (“The Clifton Group”) is responsible for monitoring and investing cash balances of each Fund. Under the agreement, The Clifton Group, may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments such as futures contracts within the Real Assets Fund in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

In addition, the Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage the Flexible Income Fund’s and Global Natural Resources Equity Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Adviser, to make day-to-day investment decisions for the Flexible Income Fund and Global Natural Resources Equity Fund. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Flexible Income Fund and Global Natural Resources Fund in accordance with each Fund’s investment objectives and policies. The Adviser allocates the portion of the Flexible Income Fund’s and Global Natural Resources Equity Fund’s assets for which a Sub-Adviser will make investment decisions. The Adviser may make reallocations at any time in its discretion.

Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Adviser and its Sub-Advisers advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets.

The Adviser has agreed, through April 30, 2015, to waive fees and reimburse expenses of the GS4 Class of the Flexible Income Fund and Global Natural Resources Equity Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities) which exceed, in the aggregate, a specified annual percentage rate of the Class’ average daily net assets, which are set forth in the Prospectus.

Each Fund has agreed to reimburse the Adviser for any operating expenses in excess of the expense limitation paid, waived or assumed by the Adviser for that Fund during the limitation period, provided the Adviser would not be entitled to recapture any amount that would cause a Fund’s operating expenses to exceed the expense limitation during the year in which the recapture would be made and provided further that no amount will be recaptured by the Adviser more than three years after the year in which it was incurred or waived by the Adviser.

From time to time, the Adviser may enter into a Sub-Advisory Agreement with a Sub-Adviser that manages multiple funds in the Trust’s complex. In certain cases where the advisory fee schedule under the Sub-Advisory Agreement includes breakpoints that reduce the fee as assets increase, the net assets of the other funds advised by the Sub-Adviser may be aggregated for purposes of calculating the fee payable under the Sub-Advisory Agreement.

From time to time, a Sub-Adviser may waive a portion of its fees and/or pay expenses of one or more of the funds out of the Sub-Adviser’s own assets.

The Flexible Income Fund and Global Natural Resources Equity Fund have been granted an order by the SEC that permits the Adviser, subject to approval by the Board of Trustees, to hire Sub-Advisers without shareholder approval and to make material changes to the Sub-Advisory Agreements, provided that shareholders of the applicable Fund will be notified of such a change within 90 days. Changes in a Fund’s sub-advisory arrangements may result in increased transaction costs due to restructuring of that Fund’s portfolio, which may negatively affect that Fund’s performance.

The Adviser reviews the Sub-Advisers’ performance, allocates assets of the Flexible Income Fund and Global Natural Resources Equity Fund among them and makes recommendations to the Board of Trustees regarding changes to the Sub-Advisers selected. To the extent that the Adviser re-allocates a Fund’s assets to an existing Sub-Adviser that charges a higher sub-advisory fee, a Fund may be subject to increased sub-advisory fees and, therefore, a higher overall management fee.

A discussion regarding the Board’s basis for approving the Funds’ Advisory and Sub-Advisory Agreements will be available in the Funds’ shareholder report dated December 31, 2013.

Control Persons of Sub-Advisers: The following is a description of parties who control the Sub-Advisers.

Flexible Income Fund:

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017:  Shenkman is a privately held corporation, 100% owned by Mark Shenkman and the Shenkman family, senior executives and one outside director. Mark R. Shenkman, President and Chief Investment Officer, is the majority shareholder.

Global Natural Resources Equity Fund:

RS Investment Management Co. LLC (“RS Investments”), 388 Market Street, Suite 1700, San Francisco, California 94111: Guardian Investor Services LLC, a wholly-owned subsidiary of The Guardian Life Insurance Company of America, is the majority owner of RS Investments. No other person owns 25% or more of the interests in RS Investments.

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, 19th Floor, New York, NY 10017: Van Eck is a privately held corporation, 100% owned by John C. van Eck and members of his immediate family.

All Funds — Cash Overlay Program:

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is 92% owned by Eaton Vance Corp., a Boston-based investment management firm, and 8% owned by current and former employees of Parametric.

Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares. The Real Assets Fund also bears its proportionate share of the operating expenses of the underlying funds in which it holds shares.

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Funds for the period ended March 31, 2013.

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For
other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total
assets in the accounts with respect to which the advisory
							fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
GuideStone Capital Management*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Rodric E. Cummins, CFA
Matt L. Peden, CFA
Ronald C. Dugan, Jr., CFA, CPA
RS Investment Management Co. LLC*	8	$10,150	N/A	N/A	103	$4,333	N/A	N/A	N/A	N/A	7	$196
MacKenzie B. Davis, CFA
Kenneth L. Settles, Jr., CFA
Shenkman Capital Management, Inc.
Mark R. Shenkman	10	$4,120	17	$4,700	244	$14,840	N/A	N/A	5	$832	N/A	N/A
Frank X. Whitley	N/A	N/A	2	$456	4	$284	N/A	N/A	2	$456	N/A	N/A
Jonathan Savas	N/A	N/A	2	$526	11	$1,310	N/A	N/A	1	$307	N/A	N/A
Van Eck Associates Corporation*	8	$7,306	N/A	N/A	7	$438	N/A	N/A	N/A	N/A	N/A	N/A
Joseph Foster
Charl P. de M. Malan
Imaru Casanova

*

The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Flexible Income Fund’s and Global Natural Resources Equity Fund’s investments and the investments of the other accounts managed include conflicts between the investment strategy of those Funds and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Flexible Income Fund and Global Natural Resources Equity Fund and other accounts managed by the portfolio manager.

By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.

Portfolio managers make investment decisions for each portfolio, including the Flexible Income Fund and Global Natural Resources Equity Fund, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.

Portfolio Manager Compensation:

Following is a description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2012.

GuideStone Capital Management (“Adviser”). Portfolio managers of the Adviser are compensated for their services on behalf of the Adviser with a fixed base salary plus discretionary incentive compensation. With respect to portfolio management functions for the Funds and accounts managed or overseen by the Adviser, general consideration is given in the determination of incentive compensation to overall performance of these Funds and accounts in terms of both long-term and short-term performance results. No specific weight is given to the performance of any particular Fund or account in determining incentive compensation, if any. Factors included in the determination of base salary include the portfolio manager’s seniority, experience and extent of management responsibility. The Adviser and its parent are nonprofit entities, and there are no stock option or profit sharing plans. The absolute amount of base salary, incentive compensation and related benefits received by portfolio managers may also be determined, in whole or in part, as a result of service as officers or employees of affiliates of the Adviser, including GuideStone Financial Resources, which is unrelated to their service as portfolio managers or officers of the Adviser.

RS Investment Management Co. LLC (“RS Investments”). RS Investments professionals and executives maintain a significant ownership stake in the firm. RS Investments has two separate investment advisory operating divisions (each, a “Group”), each with separate compensation and bonus structures. In establishing salaries and bonuses, RS Investments considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RS Investments sets salary and bonus levels by reference to other investment firms investing in similar categories.

In consultation with the chief executive officer of RS Investments, the leaders of each Group determine all salaries and bonuses for their respective Groups for each fiscal year end. Salaries are based on industry standards, as described previously. Bonuses with the Growth Group are based on a number of factors, including (i) pre-tax investment performance for each account managed by a portfolio manager compared to a relevant benchmark and peer group over one- and three-year periods; and (ii) experience. Bonuses with the Value Group are based on a number of factors, including (i) pre-tax investment performance for each account managed by a portfolio manager compared to a relevant peer group over a rolling three-year period, with particular focus on account performance during periods of losses in the general market; and (ii) measurement of an individual’s continuous improvement in the areas of investment judgment and analytical process.

Assets under management do not directly affect any individual’s salary or bonus, although the amount of each Group’s assets under management affect the fee revenue attributable to that Group, which in turn affect the maximum amount of money available to that Group’s aggregate salaries and bonuses.

Certain portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits, in addition to Group profits.

Shenkman Capital Management, Inc. (“Shenkman”). Shenkman offers a highly competitive total compensation package. All team members receive a complete benefits package, fixed base salary and an annual bonus predicated on factors, such as individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

Portfolio managers represent the majority of the firm’s senior management. Their compensation is not formally tied to a specific list of criteria. Portfolio managers are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm as well as Shenkman’s growth and profitability. All of the senior portfolio managers are owners of the firm.

Van Eck Associates Corporation (“Van Eck”). Van Eck’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. Van Eck manages hedge funds, which pay incentive fees when a fund’s performance exceeds a high water mark. A portion of incentive fees earned may be used to increase the bonuses available for portfolio managers.

A portfolio manager’s discretionary bonus is based upon the quality of investment analysis and management of all funds, in aggregate, for which he or she serves as portfolio manager. Van Eck’s Compensation Committee determines the amount of any discretionary incentive compensation. Relative and absolute performance are factors in determining the portfolio manager’s annual bonus. Fund performance used is on a pre-tax basis and is generally compared to peer performance by determining quartile rankings for the trailing one- and three-year time periods. The size and corresponding profitability of the strategy and fund are also taken into consideration.

Securities Ownership. Portfolio managers of the Adviser and the Sub-Advisers do not beneficially own any shares of the Select Funds.

Fund Brokerage. The Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

The Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Subject to its obligation to seek best execution, the Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The Select Funds have obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. The Adviser believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-

Adviser or its affiliates will expand the Select Funds’ investment options without exposing the Select Funds to the potential abuses of self-dealing.

Codes of Ethics. The Trust, the Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Proxy Voting

The Trust endeavors to ensure that proxies relating to its portfolio securities are voted in the best interests of the Trust’s shareholders, and in a manner that is not in conflict with the moral and ethical posture of GuideStone Financial Resources.

The Trust has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio to the applicable Sub-Adviser. The primary focus of the Trust’s proxy voting program, therefore, is to seek to ensure that the Sub-Advisers have adequate proxy voting policies and procedures in place and to monitor each Sub-Adviser’s proxy voting. The proxy voting policies and procedures adopted by the Adviser and each of the Sub-Advisers may be amended from time to time based on the Trust’s experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated. Please refer to Appendix B of this SAI for a description of the policies and procedures adopted by the Adviser and each of the Sub-Advisers.

After the Funds have commenced operations, information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request by calling 1-888-98-GUIDE (1-888-984-8433), by visiting the Trust’s website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

Other Service Providers

Underwriter. Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, serves as the Underwriter of each Fund’s shares pursuant to a Distribution Agreement (the “Agreement”). The Agreement was for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.

Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), which has its principal business address at 760 Moore Road King of Prussia, PA 19406, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.

Administrative and Accounting Services. BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809 also provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. BNY Mellon does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, BNY Mellon receives from each Fund a fee computed daily and paid monthly.

Custodian. The Northern Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds in connection with the Custodian Agreement. It is located at 50 South La Salle Street, Chicago, IL 60675.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the Trust.

Legal Counsel. The law firm of K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, serves as counsel to the Trust.

Counsel to Independent Trustees. The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Independent Trustees.

Shares of Beneficial Interest

The Trust’s trust instrument authorizes the issuance of an unlimited number of shares for each of the Funds intheirClass, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share. Certificates certifying the ownership of shares will not be issued.

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of each Fund’s shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval.

The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fundrepresents an equal beneficial interest in the net assets of such Fund. The Class of a Fund represent interests in the assets of that Fund and have identical voting, dividend, liquidation and other rights, except that expenses allocated to the Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized 30 Funds and two Classes of shares to be issued currently. The Trust offers the GS2 Class and GS4 Class shares; however, the Funds are only being offered in the GS4 Class. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, shareholder service and distribution fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Trustees, the amendment of the Trust’s trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or Class.

The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning at least 50% of the applicable Fund or Class. Amendments and supplements to the Trust’s trust instrument may be made only by majority vote of shareholders.

Shareholder Servicing Arrangements

The Board of Trustees adopted a Shareholder Service Plan for the GS4 Class of the Flexible Income Fund and Global Natural Resources Equity Fund (“Service Plan”). Under its Service Plan, the GS4 Class of these Funds are authorized to pay service fees of 0.24% of average daily net assets. Service fees are paid to parties that provide service for and maintain shareholder accounts.

Pursuant to the Service Plan, the Flexible Income Fund and Global Natural Resources Equity Fund may pay GuideStone Financial Resources for service activities and recordkeeping activities. Service activities include, but are not limited to, such services as answering shareholder inquiries and providing such other related personal services as the shareholder may request. Recordkeeping activities include, but are not limited to, such services as establishing and maintaining shareholder accounts and records, integrating periodic statements with other shareholder transactions and aggregating and processing purchase and redemption orders. No more than 25% of the fees under the Service Plan shall constitute a payment for service activities and any “service fee” paid by a Fund, as that term is defined in subparagraph b(9) of Rule 2830 of the Conduct Rules of the NASD, shall not exceed 0.25% of the Fund’s average annual net assets.

The Flexible Income Fund and Global Natural Resources Equity Fund may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources or to unaffiliated service providers who provide these services to these Funds.

Taxation

General

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing in Fund shares through a tax-deferred account (such as a retirement plan account or an IRA (“Tax-Deferred Account”)), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences to you for the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Deferred Account, dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, if any (collectively, “dividends”), generally are taxable to you as ordinary income (except that a Fund’s dividends attributable to its “qualified dividend income” (“QDI”) generally are subject to federal income tax for individual shareholders who satisfy certain restrictions with respect to their Fund shares at a maximum rate of 15% (20% for taxpayers with taxable income exceeding $400,000 or $450,000 if married filing jointly)), and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”) are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Fund shares.

A portion of a Fund’s dividends may be eligible for (1) the maximum federal income tax rate applicable to QDI, as mentioned above, for individual taxpayers and (2) the dividends-received deduction allowed to corporations (although dividends a corporate shareholder deducts are subject indirectly to the federal alternative minimum tax). The eligible portion for any Fund for purposes of the QDI rate may not exceed the aggregate dividends it receives from most domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. Accordingly, a Fund’s distributions of interest income, net short-term capital gain and net foreign currency gains do not qualify for the reduced tax rate or the deduction, and distributions to individual shareholders of net capital gain a Fund recognizes on sales or exchanges of capital assets also will be subject to federal income tax at the same maximum rate. The Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

You should be aware that if you purchase shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount of income that exceeds your proportionate share of the actual amount of such income earned during the period of your investment in the Fund.

Redemption and Exchange of Fund Shares. As discussed in the Prospectus, unless your investment is held in a Tax-Deferred Account, redemptions (including those pursuant to exchanges) of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term if you held your redeemed shares for more than one year. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares held for more than one year will qualify for the 15% maximum tax rate referred to above. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions you receive on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Legislation passed by Congress in 2008 requires funds (or their administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information and holding period for fund shares purchased on or after January 1, 2012, and redeemed on or after that date. The Funds will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, a Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Additional Tax. The Health Care Reform and Education Reconciliation Act of 2010 requires and individual to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays); or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers), for taxable years beginning after December 31, 2012. This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment Fund shares.

Treatment as a Regulated Investment Company. Each Fund has elected to be a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”) and intends to continue to qualify for treatment as a RIC for the current taxable year. As a RIC, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund for treatment as a RIC if the Board determines that course of action to be beneficial to shareholders. In such a case or if a Fund otherwise fails to maintain that qualification, then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, such dividends would be QDI subject to federal income tax at the 15% maximum rate described above), and those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Excise Tax. To avoid a nondeductible 4% federal excise tax (“Excise Tax”), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the twelve-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.

Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 28% of dividends and (except in the case of the Money Market Fund) capital gain distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you (“backup withholding”) if (1) you are an individual or other noncorporate shareholder and (2) you fail to furnish the Fund with your correct social security or other taxpayer identification number. Withholding at that rate also is required from a Fund’s dividends and (except for the Money Market Fund) capital gain distributions otherwise payable to you if you are such a shareholder and (a) the Internal Revenue Service (“IRS”) notifies you or the Funds that you have failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation.

Tax Treatment of Fund Investments

Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In general, the amount of market discount that must be included is equal to the lesser of (1) the amount of market discount accruing during the year (plus any accrued market discount for prior taxable years not previously included in income) or (2) the amount of the principal payment(s) received during the year. Generally, market discount accrues on a daily basis for each day a Fund holds a debt security at a constant rate over the time remaining to the security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as interest income (not capital gain) to the extent of the accrued market discount.

Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of the original issue discount that accrues on a debt security in a given year, that discount generally is treated for federal income tax purposes as interest that is includable in gross income in that year and, therefore, is subject to the distribution requirements applicable to RICs. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).

Effect of Foreign Investments on Distributions. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by a Fund. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Deferred Account), and any such losses will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

The Global Natural Resources Equity Fund may be subject to foreign withholding or other taxes on income from, and gains realized on, certain foreign securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes, however, many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Global Natural Resources Equity Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes it paid. If the Fund makes this election, the year-end statement you receive will show more taxable dividends than it actually distributed to you, because you will be required to include in gross income, and treat as paid by you, your proportionate share of those taxes. However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your U.S. federal income tax. (The exception, again, is a Tax-Deferred Account.) You will be provided with the information necessary to complete your individual income tax return if the Fund makes this election.

Passive Foreign Investment Companies. The Global Natural Resources Equity Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If the Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the distribution requirements applicable to RICs and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the requirements applicable to RICs.

A Fund may invest in some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency options and forward contracts that will be “section 1256 contracts.” Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to RICs (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Registered Investment Companies that Invest in Commodities-Linked Investments. The Real Assets Fund may invest in certain registered investment companies that invest in commodities-linked investments. These funds have been structured to be taxed as RICs, but if one of these funds were to lose their status as a RIC, those investment companies would be taxed as C Corporations, which could have the effect of diminishing the returns of the fund’s investment in those investment companies.

Tax-Deferred Accounts

Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $5,000 (increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year). Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $178,000 for 2013) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $10,000 to the two IRAs, provided that neither contribution exceeds $5,000 (in each case, increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year). If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $5,000 per taxable year (increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year) to a Roth IRA (or to any combination of Roth and traditional IRAs). Certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Other Tax-Deferred Accounts

Section 403(b)(7) Arrangements (“TSA”). Eligible investors in individual Section 403(b)(7) custodial accounts may purchase GS4 Class shares of the Real Assets Fund. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and an affiliate of the Adviser, will serve as non-bank custodian of those accounts. To participate in a Section 403(b)(7) custodial account, your employer must have a service agreement with GuideStone Financial Resources. Section 403(b)(7) custodial accounts are subject to contribution limits applicable to TSAs.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Valuation of Shares

Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Because the Real Assets Fund primarily invests its assets among the underlying funds, the price of the Real Assets Fund’s shares is based upon the NAVs of those shares of underlying funds. In turn, the NAV per share of the underlying funds is based upon the values of the obligations, stocks and other investments held by that underlying fund. Therefore, the price of the Real Assets Fund’s shares will fluctuate in relation to its asset allocation among the underlying funds and the value of the portfolio investments of the underlying funds.

The Funds value their portfolio securities and compute their NAVs per share on each day that the NYSE is open for trading, in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year’s Day, Martin Luther King Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When a holiday falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or subsequent Monday in observance of the holiday.

The Funds each value portfolio securities listed on an exchange on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAVs. Because foreign markets may be open at different times than the NYSE, the value of Fund shares, particularly shares of the Global Natural Resources Equity Fund, may change on days when shareholders will not be able to buy or redeem Fund shares. When an occurrence subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security will be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Trustees. In addition, foreign equity securities will be valued at fair values provided by FT Interactive Data on certain days determined upon movements in a broad-based index in relation to the close of a foreign market. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at the last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

If the price of a security obtained under a Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees believe accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

Portfolio Holdings Information

It is the Trust’s policy to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees.

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Fund generally discloses top ten portfolio holdings on a quarterly basis 20 business days after the end of the month or quarter. Certain Sub-Advisers retained by the Adviser to manage a portion of a Fund may require a more stringent lag time (i.e., longer than 15 days) before portfolio holdings information may be released and, in such cases, the Adviser adheres to the requirements of the Sub-Adviser. Top ten portfolio holdings are posted on the Trust’s website quarterly (“Fund Fact Sheets”) and complete portfolio holdings are available to all investors upon request.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest Annual or Semi-Annual report, in Forms N-CSR and N-Q filed with the SEC and on the Trust’s website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a)	The Adviser, Sub-Adviser and Sub-Adviser candidates for the Funds (and their access persons);

(b)	Administrator;

(c)	Fund Accountant;

(d)	Independent registered public accounting firm of the Funds;

(e)	Legal counsel for the Trust and to the Independent Trustees;

(f)	Custodian and sub-custodians of the Funds;

(g)	Ratings or ranking agencies;

(h)	Companies that provide analytical services to the Funds, the Adviser and Sub-Advisers;

(i)	Pricing services employed by the Funds;

(j)	Proxy voting services employed by the Funds;

(k)	Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);

(l)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,

(m)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to this information to third parties. In such cases, disclosure of the Funds’ portfolio holdings information may be made only with prior written approval of the Trust’s chief executive officer or its chief compliance officer.

The Trust’s chief compliance officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Board of Trustees on a quarterly basis. The policies of the Funds’ Sub-Advisers are monitored by their respective compliance staff and any violations are required to be reported to the Funds’ chief compliance officer and the Board of Trustees. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser or any if its affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

Telephone Instructions

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, GuideStone Financial Resources and BNY Mellon may be recorded.

Control Persons and Principal Holders of Securities

Because the Funds’ have not yet commenced operations, there is no control persons information to report.

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of each Fund’s shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval. GuideStone Financial Resources is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.

Calculation of Performance Data

The Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.

Financial Statements

Because the Funds have not yet commenced operations, no financial data is available. When available, the Funds’ Annual and Semi-Annual Reports will be available upon request and without charge.

Other Information

The Funds’ Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the

Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

Appendix A — Descriptions of Securities Ratings

A description of the rating policies of Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s® (“S&P®”) and Fitch, Inc. (“Fitch”) with respect to bonds and commercial paper appears below.

Moody’s Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. The ratings address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P® Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations: a) likelihood of payment (capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation); b) nature of and provisions of the obligation; and c) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.)

AAA — An obligation rated “AAA” has the highest rating assigned by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P® believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. An obligation assigned “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P® does not rate a particular obligation as a matter of policy.

Fitch’s International Long-Term Issuer Credit Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies are generally assigned Issuer Default Ratings (“IDRs”). IDRs speak to an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although Fitch recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms. In aggregate, IDRs provide an ordinal ranking of issuers based on Fitch’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. “BB” ratings indicate an elevated vulnerability to risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists, which supports the servicing of financial commitments.

B — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a “C” category rating for an issuer include (i) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (ii) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or (iii) Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD — Restricted default. “RD” ratings indicate an issuer, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include (i) the selective payment default on a specific class or currency of debt; (ii) the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (iii) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or (iv) execution of a coercive debt exchange on one or more material financial obligations.

D — Default. “D” ratings indicate an issuer, in Fitch’s opinion, has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Note: The ratings may be modified by the addition of a plus (+) or minus (-) sign to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term IDR rating category or to long-term IDR categories below “B.”

Moody’s Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1 — Issuers (or supporting institutions) rated “Prime-1” (or “P-1”) have a superior ability to repay short-term debt obligations.

Prime-2 — Issuers (or supporting institutions) rated “Prime-2” (or “P-2”) have a strong ability to repay short-term debt obligations.

Prime-3 — Issuers (or supporting institutions) rated “Prime-3” (or “P-3”) have an acceptable ability to repay short-term obligations.

Not Prime — Issuers (or supporting institutions) rated “Not Prime” (or “NP”) do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P® Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the United States, for example, this means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1 — A short-term obligation rated “A-1” is rated in the highest category by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P® believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P® assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, “SP-1+/A-1+”).

Fitch’s International Short-Term Issuer Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations and up to 36 months for obligations in U.S. public finance markets.

F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added plus sign (+) to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk. Default is a real possibility.

RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D — Default. Indicates a broad-based default event for an entity or the default of a specific short-term obligation.

Appendix B — Descriptions of Proxy Voting Procedures

The Trust is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best financial interests of the Trust’s shareholders and in a manner that takes into consideration only those factors that may affect the value of the shareholders’ investments and does not subordinate the financial interests of the shareholders and the value of their investments to unrelated objectives. The Adviser is responsible for the selection and ongoing monitoring of the Sub-Advisers who provide the day-to-day portfolio management for each Fund. The Trust has delegated proxy voting responsibility to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each Fund to the applicable Sub-Adviser. In deciding to delegate this responsibility, the Board of Trustees reviewed and approved the policies and procedures adopted by the Adviser and the Sub-Advisers. The Adviser must periodically report to the Board of Trustees with respect to the Trust’s implementation of its proxy program.

Provided are summaries of the proxy voting policies and guidelines of the Adviser and each Sub-Adviser. These summaries are not an exhaustive list of all of the issues that may arise, nor can the Adviser or Sub-Advisers anticipate all future situations. Copies of each Sub-Adviser’s full proxy voting policy are available upon request.

GuideStone Capital Management (“Adviser”). The Adviser’s policy is to administer proxy voting matters in a manner consistent with the best financial interest the Trust and its shareholders and in accordance with its fiduciary duties under the Investment Advisers Act of 1940, as amended, and other applicable laws and regulations. Typically, voting of proxies of individual securities is delegated to the respective Sub-Advisers retained to oversee and direct the investment of a portion of the Fund’s portfolio. Each Sub-Adviser has the fiduciary responsibility for voting the proxies in a manner that is in the best financial interest of the client.

In limited instances, the Adviser will appoint a third party proxy administrator (the “Proxy Administrator”) to be responsible that proxies for securities held by the Adviser in transition and/or not overseen by a Sub-Adviser will be voted by the Adviser in a manner that is consistent with the shareholders’ best financial interest if the shareholders choose not to exercise their voting authority upon notice. In such limited circumstances, the Adviser will generally vote in favor of proposals that (1) maintain or strengthen the shared interest of shareholders and management; (2) increase shareholder value; (3) maintain or increase shareholder influence over the issuer’s board of directors and management; and (4) maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect.

The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances. For purposes of identifying conflicts, the Adviser’s Proxy Administrator will rely on publicly available information about a company and its affiliates, and information about the company and its affiliates that is generally known by the Advisers’ employees or senior management.

In the event that the Proxy Administrator determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Administrator shall determine whether the conflict is “material” to that proposal. The Proxy Administrator may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Administrator must conclude that the proposal is not directly related to the Adviser’s conflict with the issuer. If the Proxy Administrator determines that a conflict is not material, then he or she may vote the proxy in accordance with his or her recommendation.

If the Proxy Administrator determines that the Adviser has a material conflict of interest, then prior to voting on the proposal, the Proxy Administrator must do one of the following: (1) fully disclose the nature of the conflict to the client and obtain the client’s consent as to how the Adviser shall vote on the proposal; (2) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party; or (3) vote on the proposal and detail how the Adviser’s material conflict did not influence the decision-making process. The Proxy Administrator may not address a material conflict by abstaining from voting, unless he or she has determined that abstaining from voting on the proposal is in the best interests of a client.

RS Investment Management Co. LLC (“RS Investments”). The purpose of RS Investments’ proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which the firm votes the securities owned by advisory clients for which RS Investments exercises voting authority and discretion (the “Proxies”). The advisory clients for which RS Investments votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of clients in accordance with the firm’s fiduciary duties and rules 206(4)-6 under the Investment Advisers Act of 1940, as amended. For those clients that have delegated such authority and discretion to RS Investments, these policies and procedures apply equally to registered investment companies and other institutional accounts.

The guiding principle by which RS Investments votes on all matters submitted to security holders is to act in a manner consistent with the best interest of clients, without subrogating the clients’ interests to those of the firm. RS Investments does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle noted previously. The policies and procedures are designed to ensure that material conflicts of interest on the part of RS Investments or the firm’s affiliates do not affect the firm’s voting decisions on behalf of clients. All RS Investments personnel who are involved in the voting of Proxies will be required to adhere to the policies and procedures

It is the general policy of RS Investments to vote on all matters presented to security holders in any Proxy, and the policies and procedures have been designed with that in mind. However, RS Investments reserves the right to abstain on any particular vote or otherwise withhold the firm’s vote on any matter if in the judgment of RS Investments, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interests of clients.

Certain aspects of the administration of the proxy voting policies and procedures are governed by a Proxy Policy Committee (the “Committee”) currently comprising four members. The members of this Committee are the chief executive officer, general counsel, chief compliance officer and legal counsel. The chief executive officer serves as the chair of the Committee. The Committee may change its structure or composition from time to time. On all matters, the Committee makes its decisions by a vote of a majority of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.

RS Investments has retained a proxy service voting provider (the “Proxy Voting Service Provider”) to vote Proxies for the accounts of the firm’s advisory clients. The Proxy Voting Service Provider prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as RS Investments. The Proxy Voting Service Provider receives a daily electronic feed of all holdings in RS Investments’ voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voting Service Provider. The Proxy Voting Service Provider monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm’s decision to use the Proxy Voting Service Provider, there is generally not physical handling of Proxies by RS Investments personnel.

RS Investments has adopted proxy voting guidelines (the “Guidelines”) that set forth how the firm plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from RS Investments, the Proxy Voting Service Provider will automatically vote in accordance with the Guidelines.

RS Investments reserves the right to override the Guidelines when the firm considers that such an override would be in the best interest of clients, taking into consideration all of the relevant facts and circumstances at the time of the vote. A portfolio manager’s recommendation of an override of the Guidelines will be submitted to the Compliance Department. If the Compliance Department determines that there is no material conflict of interest, the Compliance Department will present this finding to the Committee for ratification. If the Committee agrees there is no material conflict of interest, the Committee will inform the Compliance Department of the decisions to override, and the Compliance Department will instruct the Proxy Voting Service Provider accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to such determination and such records will be made available to the Committee for review during one of its regular meetings.

If the Compliance Department or Committee determines that there is a material conflict of interest with respect to the relevant shareholder vote, the Committee will hold a special meeting for consideration of the matter. As part of the its deliberations, the Committee will review, as applicable: (i) a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material; (ii) data regarding client holdings in the relevant issuer; (iii) information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together will all relevant materials; (iv) the vote indicated by the Guidelines, together with any relevant information provided by the Proxy Voting Service Provider; and (v) the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Compliance Department, portfolio manager or analyst, as the case may be.

After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes such an override, the Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.

In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a “Special Vote”). If the chief compliance officer is informed by the Proxy Voting Service Provider or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Committee. The Committee will review any information provided by the Proxy Voting Service Provider or the Compliance Department regarding the Special Vote, and, in its discretion, may also consult with the relevant portfolio manager or analyst. If, after this review, the Committee agrees with the Proxy Voting Service

Provider that the vote is not covered by the Guidelines, the Committee will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of RS Investments. As with cases of recommended overrides of the Guidelines, the procedures as described previously will apply.

Shenkman Capital Management, Inc. (“Shenkman”). When Shenkman has discretion to vote the proxies of clients, the firm will vote those proxies in the best interest of clients and in accordance with the Proxy Voting Policy and Procedures.

Shenkman will review the securities held in the firm’s discretionary client accounts on a regular basis to confirm that copies of all proxy solicitation materials concerning such securities were received. Shenkman will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts the firm deems relevant. A portfolio manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. The portfolio manager will send his/her decision on how Shenkman will vote a proxy to the firm’s Portfolio Administration Department, which will be responsible for making sure the proxy has been completed and returned to the issuer and/or the custodian in a timely and appropriate manner. Shenkman will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

Shenkman’s general counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with the Proxy Voting Policy and Procedures. The general counsel will designate one or more team members of the firm to be responsible for ensuring that all proxy statements are received and that Shenkman responds to them in a timely manner.

Shenkman will review all proxy solicitation materials the firm receives concerning securities held in a discretionary client account. Shenkman will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when appropriate and when reasonably available. In the absence of specific voting guidelines from a client, Shenkman will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Shenkman believes that voting proxies in accordance with the firm’s guidelines is in the best interests of clients.

Due to the size and nature of Shenkman’s operations and the firm’s limited affiliations in the securities industry, Shenkman does not expect that material conflicts of interest will arise between the firm and a discretionary client account over proxy voting. Shenkman recognizes, however, that such conflicts may arise from time to time, such as, for example, when Shenkman or one of the firm’s affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or reappointment as a director of a company. If a material conflict of interest arises, Shenkman will determine whether voting in accordance with the voting guidelines is in the best interests of the client. Under no circumstances will Shenkman place the firm’s own interests ahead of the interests of discretionary client accounts in voting proxies.

If Shenkman determines that the Proxy Voting Policy and Procedures do not adequately address a material conflict of interest related to a proxy, Shenkman will provide the affected client with copies of all proxy solicitation materials received by the firm with respect to that proxy, notify that client of the actual or potential conflict of interest, and of Shenkman’s intended response to the proxy request (which response will be in accordance with the Proxy Voting Policy and Procedures), and request that the client consent to Shenkman’s intended response. If the client consents to the firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Shenkman will vote the proxy as described in the notice. If the client objects to the firm’s intended response, Shenkman will vote the proxy as directed by the client.

Van Eck Associates Corporation (“Van Eck”). Van Eck intends to vote all proxies in accordance with applicable rules and regulations and in the best interests of clients without influence by real or apparent conflicts of interest. To assist in the firm’s responsibility for voting proxies and the overall voting process, Van Eck has engaged an independent third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis”). The services provided by Glass Lewis include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and recordkeeping.

Van Eck has reviewed the Glass Lewis Proxy Guidelines (the “Guidelines”) and has determined that the Guidelines are consistent with Van Eck’s proxy voting responsibilities and the firm’s fiduciary duty with respect to clients. Van Eck will review any material amendments to the Guidelines.

While it is Van Eck’s policy to generally follow the Guidelines, the firm retains the right, on any specific proxy, to vote differently from the Guidelines, if Van Eck believes it is in the best interests of clients. Any such exceptions will be documented by Van Eck and reviewed by the chief compliance officer.

The portfolio manager or analyst covering the security is responsible for making proxy voting decisions. Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

When a material conflict of interest exists, proxies will be voted in the following manner:

1.	Strict adherence to the Glass Lewis guidelines; or
2.	The potential conflict will be disclosed to the client:
a.	With a request that the client vote the proxy,
b.	With a recommendation that the client engage another party to determine how the proxy should be voted or
c.	If the foregoing are not acceptable to the client, disclosure of how Van Eck intends to vote and written consent to that vote by the client.

Any deviations from the foregoing voting mechanism must be approved by the chief compliance officer with a written explanation of the reason for the deviation.

At times, Van Eck may determine that, in the best interests of clients, a particular proxy should not be voted. This may occur, for example, when the cost of voting a foreign proxy (translation, transportation, etc.) would exceed the benefit of voting the proxy or voting the foreign proxy may cause an unacceptable limitation on the sale of the security. Any such instances will be documented by the portfolio manager and reviewed by the chief compliance officer.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by Foreside Funds Distributors LLC 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312 © 2013 GuideStone Financial Resources 22547 07/13

GUIDESTONE FUNDS

N-1A

PART C: OTHER INFORMATION

Item 28.	EXHIBITS:

(a)		Trust Instrument.
	1.	Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 9, 2001 (“Initial Registration Statement”).

	2.	Trust Instrument, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement.

	3.	Amended Certificate of Trust, dated March 12, 2001, filed in the State of Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009 (“PEA No. 21”).

	4.	Amended and Restated Trust Instrument, dated June 15, 2004, is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on November 2, 2004 (“PEA No. 9”).

	5.	Amended and Restated Trust Instrument, dated August 5, 2005, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2006 (“PEA No. 12”).

	6.	Amended Certificate of Trust, dated September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 27, 2007 (“PEA No. 16”).

	7.	Amended and Restated Trust Instrument, dated May 15, 2007, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2008 (“PEA No. 18”).

(b)		By-Laws.
By-Laws of the Registrant, dated September 13, 2005, are incorporated herein by reference to PEA No. 12.

(c)		Instruments Defining Rights of Security Holders.
None.

(d)		Investment Advisory Contracts.
	1.	Form of Advisory Agreement with GuideStone Capital Management is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 17, 2013 (“PEA No. 41”).

	2.	Form of Sub-Advisory Agreement with Parametric Portfolio Associates LLC is incorporated herein by reference to PEA No. 41.

	3.	Form of Sub-Advisory Agreement with Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 41.

	4.	Form of Sub-Advisory Agreement with RS Investment Management Co. LLC is incorporated herein by reference to PEA No. 41.

	5.	Form of Sub-Advisory Agreement with Van Eck Associates Corporation is incorporated herein by reference to PEA No. 41.

(e)		Underwriting Contracts.
	1.	Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 18, 2001 (“Pre-Effective Amendment No. 2”).

	2.	Form of Exhibit A to Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on May 29, 2009 (“PEA No. 24”).

	3.	Form of Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 25, 2011 (“PEA No. 28”).

	4.	Form of Exhibit A to Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 17, 2011 (“PEA No. 31”).

	5.	Form of Exhibit A to Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to PEA No. 34.

	6.	Form of Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2012 (“PEA No. 37”).

	7.	Form of Distribution Services Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2013 (“PEA No. 40”).

	8.	Form of Exhibit A to the Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to PEA No. 41.

(f)		Bonus or Profit Sharing Contracts.
Not Applicable.

(g)		Custodian Agreements.
	1.	Form of Custody Agreement with The Northern Trust Company is incorporated by reference to Pre-Effective Amendment No. 2.

	2.	Amended Fee Schedule dated June 4, 2007 is incorporated herein by reference to PEA No. 18.

	3.	Amended Fee Schedule dated January 1, 2013, is incorporated herein by reference to PEA No. 40.

(h)		Other Material Contracts.

1.	Form of Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2. Effective July 1, 2010, The Bank of New York Mellon Corporation purchased PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., GuideStone Funds’ administrator, fund accounting and transfer agent, and PFPC Distributors, Inc, the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) and BNY Mellon Distributors Inc., respectively.

2.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 18.

3.	Form of Exhibit A to the Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 24.

4.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on February 26, 2010 (“PEA No. 26”).

5.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 26.

6.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 26.

7.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 28.

8.	Form of Amendment to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 28.

9.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 31.

10.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 34.

11.	Form of Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 40.

12.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 41.

13.	Form of Transfer Agency Services Agreement with PNC Global Investment Servicing (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2.

14.	Form of Amendment to Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 21.

15.	Form of Exhibit A to the Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 24.

	16.	Form of Amendment to Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 28.

	17.	Form of Exhibit A to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 31.

	18.	Form of Exhibit A to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 34.

	19.	Form of Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 34.

	20.	Form of Schedule B to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 41.

(i)		Legal Opinion.
Opinion of K&L Gates LLP is filed herewith as Exhibit-99(i).

(j)		Other Opinions.
	1.	Consent of Independent Registered Public Accounting Firm. Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit-99(j)(1).

	2.	Power of Attorney.
Power of Attorney, dated May 15, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 2.

	3.	Power of Attorney.
Power of Attorney, dated April 22, 2002, is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on March 30, 2002.

	4.	Power of Attorney.
Power of Attorney, dated September 16, 2004, is incorporated herein by reference to PEA No. 9.

	5.	Power of Attorney.
Power of Attorney, dated February 23, 2006, is incorporated herein by reference to PEA No. 12.

	6.	Power of Attorney.
Power of Attorney, dated February 23, 2007, is incorporated herein by reference to PEA No. 16.

	7.	Power of Attorney.
Power of Attorney, dated July 24, 2008, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on August 1, 2008.

	8.	Power of Attorney.
Power of Attorney, dated February 25, 2010, is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 26, 2010.

	9.	Power of Attorney.
Power of Attorney, dated February 25, 2011, is incorporated herein by reference to PEA No. 28.

	10.	Power of Attorney.
Power of Attorney, dated February 28, 2013, is incorporated herein by reference to PEA No. 40.

(k)		Omitted Financial Statements.
Not Applicable.

(l)		Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention (formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m)		Rule 12b-1 Plan.
None.

(n)		Rule 18f-3 Plan.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to PEA No. 41.

(p)		Codes of Ethics.
	1.	Code of Ethics of GuideStone Funds is incorporated herein by reference to PEA No. 18.

	2.	Code of Ethics of GuideStone Capital Management is incorporated herein by reference to PEA No. 37.

	3.	Code of Ethics of Foreside Financial Group, LLC is incorporated herein by reference to PEA No. 37.

	4.	Code of Ethics of The Clifton Group Investment Management Company (Parametric Portfolio Associates LLC) is incorporated herein by reference to PEA No. 28.

	5.	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 31.

	6.	Code of Ethics of RS Investment Management Co. LLC is incorporated herein by reference to PEA No. 41.

	7.	Code of Ethics of Van Eck Associates Corporation is incorporated herein by reference to PEA No. 41.

Item 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectus, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) formerly, the Annuity Board of the Southern Baptist Convention (will, at all times, directly or indirectly, control the vote of at least 60% of the shares of each series of GuideStone Funds (the “Trust”). The Trust will refuse to accept any investment that would result in a change of such control. GuideStone Financial Resources is also the sole member of and therefore controls GuideStone Capital Management (the “Adviser”) formerly, SBC Financial Services, Inc., a Texas non-profit corporation, which serves as the Adviser to each series of the Trust and GuideStone Trust Services, formerly SBC Trust Services, Inc., a Texas corporation which serves as custodian of certain IRAs invested in series of the Trust. Thus, the Trust, the Adviser and GuideStone Trust Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 30.    INDEMNIFICATION.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.

Section 8 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 9 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser’s breach of fiduciary duty to the Registrant and the Adviser.

Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and the Adviser or the Registrant’s and the Adviser’s breach of fiduciary duty to the Sub-Adviser.

Section 10 of the Distribution Agreement between the Registrant and Foreside Funds Distributors LLC (“the Distributor”) provides that the Registrant agrees to indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which the Distributor takes under the Agreement. Neither the Distributor, nor any of its affiliates shall be indemnified against any liability caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

Section 20 of the Distribution Agreement between the Registrant and the Distributor provides that the Distributor shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item31.		BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

GuideStone Capital Management:

GuideStone Capital Management (“GSCM”) is located at 2401 Cedar Springs Road, Dallas, Texas 75201. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to the firm’s officers and directors is as follows:

		Name and Position with Adviser	Other Company	Position with Other Company

		Kirk Hudson Director	Universal Advisory Services	Managing Partner

		Joseph D. Fail Director	Telephone Electronics Corp.	President

		Thomas G. Evans Director	Encompass Financial Services Inc.	President/Owner

		David B. McMillan Director	Carisal Management LLC	Chief Executive Officer

		John R. Jones President	GuideStone Financial Resources	Executive Vice President/Chief Operating Officer

		Jeffrey P. Billinger Vice President and Treasurer	GuideStone Financial Resources	Chief Financial Officer, Treasurer and Executive Officer, Financial & Administrative Services

		Rodric E. Cummins Senior Vice President and Chief Investment Officer	GuideStone Financial Resources	Executive Officer, Investment Services

		Cherika N. Latham Vice President and Secretary	GuideStone Financial Resources	Associate Counsel

		Matt L. Peden Vice President and Investment Officer	GuideStone Financial Resources	Director of Portfolio Management

	Ronald C. Dugan, Jr. Vice President and Investment Officer	GuideStone Financial Resources	Global Investment Strategist

	Scott Cook Financial Officer	GuideStone Financial Resources	Controller/Department Head, Financial Control

	Patricia A. Weiland Senior Vice President and Chief Operating Officer	GuideStone Financial Resources	Executive Officer, Financial Solutions and Services

		GuideStone Financial Services; GuideStone Advisors	Chief Executive Officer and President

	Donald A. Shepherd Chief Compliance Officer	GuideStone Financial Resources	Director of Investment Adviser Compliance

2.

Parametric Portfolio Associates LLC:

The Clifton Group, a division of Parametric Portfolio Associates LLC (“Parametric”)(“The Clifton Group”) is located at 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435. Parametric is a registered under the Investment Advisers Act of 1940, as amended, and The Clifton Group delivers customized solutions to institutional investors. Information as to the directors and officers of the adviser for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Jack L. Hansen Principal, Executive Vice President, Chief Investment Officer and Director	Zazove Convertible Fund LP	Director

3.

RS Investment Management Co. LLC:

RS Investment Management Co. LLC (“RS Investments”), 388 Market Street, Suite 1700, San Francisco, California 94111, is a Delaware limited liability company that provides investment advisory services predominately to institutional investors, pooled investment vehicles and high net worth individuals. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of RS Investments during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Deanna M. Mulligan Director and Chairman	The Guardian Life Insurance Company of America	President and Chief Executive Officer

		RS Investment Trust	Trustee

	Matthew H. Scanlan Chief Executive Officer	RS Investment Trust	Trustee, President and Principal Executive Officer

		Renaissance Institutional Management LLC	President and Chief Executive Officer

	Glen M. Wong	RS Investment Trust	Treasurer and Principal

	Fund Controller		Financial and Accounting Officer

	Margherita L. DiManni General Counsel	RS Investment Trust	Vice President, Secretary and Chief Legal Officer

		The Guardian Life Insurance Company of America	Vice President and Corporate Initiatives Counsel

	John J. Sanders, Jr. Chief Compliance Officer	RS Investment Trust	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

4.

Shenkman Capital Management, Inc.

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017, is a privately held corporation controlled by Mark R. Shenkman and is registered under the Investment Advisers Act of 1940, as amended. Information regarding other business, profession, vocation or employment of a substantial nature as to the directors, officers and/or partners of Shenkman during the past two fiscal years is as follows:.

	Name and Position with Adviser	Other Company	Position with Other Company

	Victor Rosenzweig Director	Olshan Grundman Frome Rosenzweig & Wolosky LLP	Partner

	Bradley D. Belt Director	Milken Institute	Senior Managing Director

5.

Van Eck Associates Corporation:

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, New York, New York 10017, is an investment adviser registered under the Investment Company Act of 1940, as amended. Van Eck acts as an investment adviser or sub-adviser to mutual funds, exchange-traded funds, pension plans and other investment accounts. The directors, officers and/or partners of Van Eck have not held any positions with other companies during the past two fiscal years.

Item 32. PRINCIPAL UNDERWRITERS

(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Funds I (f/k/a Pyxis Funds I)

Highland Funds II (f/k/a Pyxis Funds II)

Kalmar Pooled Investment Trust

Matthews International Funds (dba Matthews Asia Funds)

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Bruno S. DiStefano	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Ronald C. Berge	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100 Portland, MA 04101	Vice President and Managing Director of Compliance	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100 Portland, MA 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33.    LOCATION OF ACCOUNTS AND RECORDS.

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, the Registrant’s investment adviser, 2401 Cedar Springs Road, Dallas, TX 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, BNY Mellon Investment Servicing, 760 Moore Road, King of Prussia, PA 19406; administration agent, BNY Mellon Investment Servicing, 201 Washington St., Boston, MA 02108; and accounting agent, BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, DE 19809 and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 34.    MANAGEMENT SERVICES.

Not Applicable.

Item 35.    UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 27th day of June, 2013.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Joseph A. Mack*	Trustee, Chairman of the Board	June 27, 2013
Joseph A. Mack

/s/ Thomas G. Evans*	Trustee	June 27, 2013
Thomas G. Evans

/s/ James W. Hixson*	Trustee	June 27, 2013
James W. Hixson

/s/ Michael R. Buster*	Trustee	June 27, 2013
Michael R. Buster

/s/ Carson L. Eddy*	Trustee	June 27, 2013
Carson L. Eddy

/s/ William Craig George*	Trustee	June 27, 2013
William Craig George

/s/ Grady R. Hazel*	Trustee	June 27, 2013
Grady R. Hazel

/s/ Franklin R. Morgan*	Trustee	June 27, 2013
Franklin R. Morgan

/s/ William T. Patterson*	Trustee	June 27, 2013
William T. Patterson

/s/ Jeffrey P. Billinger	Vice President and Treasurer	June 27, 2013
Jeffrey P. Billinger	(principal financial officer)

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	June 27, 2013

GUIDESTONE FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

EX-99(i)	Opinion of K&L Gates LLP

EX-99(j)(1)	Consent of Independent Registered Public Accounting Firm